UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American High-Income Trust® Semi-annual report for the six months ended March 31, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

American High-Income Trust seeks to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	11.82%	4.27%	5.00%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.71% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:	Strong recent returns should be considered in the context of the fund’s long-term objective.

For the six-month period ended March 31, 2017, American High-Income Trust reported a total return of 4.99%, assuming a 28 cents a share reinvestment of monthly dividends. Shareholders who reinvested dividends received an income return of 2.80% for the period. Those who elected to take their dividends in cash received an income return of 2.77% and saw the value of their holdings increase by 2.16%.

By comparison, the Lipper High Yield Funds Average, a benchmark of similar funds, posted a total return of 3.93%, and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, an unmanaged non-investment-grade debt index that has no expenses, returned 4.50%.

High-yield market overview

Investors moved back aggressively into high yield bonds for the better part of 2016 and into 2017. The broad-based rally off lows that began in early 2016 continued

Results at a glance

For periods ended March 31, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/19/88)

American High-Income Trust (Class A shares)	4.99%	16.19%	5.07%	5.41%	7.95%
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index*	4.50	16.39	6.82	7.54	—
Lipper High Yield Funds Average†	3.93	13.30	5.57	5.89	7.14

*	Source: Bloomberg Index Services Ltd. This market index did not exist prior to December 31, 1992. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

American High-Income Trust	1

throughout the six-month period covered by this report. The dominant influence on high yield prices during this time frame was the surge in U.S. growth prospects after the presidential election. Other factors included the ongoing recovery in energy and other commodity prices from early-2016 lows and the sustained investor demand for yield due to persistent low interest rates from the world’s central banks.

High-yield bonds as well as equity markets benefited from the post-election confidence; plans to ease regulatory and tax burdens and increase infrastructure spending revived hopes for an acceleration in U.S. economic growth after a long period of slow progress. These proposals, if passed, would boost the prospects for many high yield companies, especially in the industrial, energy and commodity sectors.

The flip side of the stock market rally – a renewed expectation for Federal Reserve rate hikes and inflation – caused a decline in prices for U.S. Treasury and other investment-grade bonds (rated BBB/Baa and above) over the same time period. The higher yielding part of the bond market, however, was far more affected by the prospect for growth – which makes debt easier to service – than incremental rate fears. This is in keeping with the unique nature of the high yield sector, which can behave like bonds or stocks depending on the market environment.

Inside the portfolio

The fund outgained its benchmarks during this period of strong high yield returns. An important contributor to the fund was once again energy- and commodity-related issuers, both of which comprise a large percentage of the high-yield market.

Within the energy ecosystem, the fund’s largest exposure was to pipeline companies, which have proven to be less volatile than energy in general. We believe transport to be a prudent exposure to the energy sector. Our other investments in oil and gas exploration and development companies have been volatile but also did well in this period.

The fund continues to maintain its large exposures in telecommunications and health-care related issuers. Some telecommunications deregulation proposals

The fund’s 30-day yield for Class A shares as of April 30, 2017, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.10%. The fund’s 12-month distribution rate for Class A shares as of that date was 5.19%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

2	American High-Income Trust

being considered by the incoming administration and Congress may benefit some of the fund’s phone and cable holdings in particular. Health care, on the other hand, may come under pressure from various legislative proposals to cut costs or modify coverage. The fund is thus focused on companies that are better equipped, in our view, to weather a change in the regulatory environment.

Looking ahead

The current market consensus for a continuation of solid but constrained U.S. economic growth should continue to be positive for high yield, as it will likely keep defaults under control and support more borrowing, especially among industrial and energy companies. If interest rates and inflation rise along with growth, meanwhile, it should be less of a concern for high yield than for other fixed income markets.

We believe fundamentals support this perspective of a constructive high yield market environment. Defaults continue to be low and there is ample access to capital so that companies can continue to manage their debt as it matures. High yield prices are less attractive than they were six months ago, but are still reasonable relative to long-term averages.

The fund’s strong recent returns – and constructive outlook – should, as always, be considered in the context of the fund’s long-term objective of providing attractive returns and a steady source of income. By that measure, the fund’s shareholders earned an average annual total return of 5.41% (with dividends reinvested) for the past 10-year period ended March 31, 2017.

Investment-grade bonds, by contrast, returned 4.27% for the same 10-year period, as measured by the Bloomberg Barclays U.S. Aggregate Index, which is unmanaged and has no expenses.

As always, we appreciate your continued support and long-term investment perspective.

Sincerely,

David C. Barclay
President

May 16, 2017

For current information about the fund, visit americanfunds.com.

American High-Income Trust	3

Summary investment portfolio March 31, 2017	unaudited

Portfolio by type of security	Percent of net assets

Bonds, notes & other debt instruments 92.49%	Principal amount (000)	Value (000)
Corporate bonds & notes 91.45%
Energy 15.57%
Blackstone CQP Holdco LP, 6.50% 2021[1,2]	$161,000	$161,705
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[1]	79,520	80,912
Cheniere Energy, Inc. 5.88%–7.00% 2024–2025[1]	18,180	19,484
Chesapeake Energy Corp. 4.27%–8.00% 2019–2025[1,3]	172,498	169,742
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.553% 2021[3,4,5]	28,000	29,881
CONSOL Energy Inc. 5.875% 2022	84,405	83,877
NGL Energy Partners LP 6.875% 2021	60,282	61,789
NGPL PipeCo LLC 7.119% 2017[1]	60,425	62,389
NGPL PipeCo LLC 9.625% 2019[1]	86,765	90,236
Sabine Pass Liquefaction, LLC 5.63%–5.75% 2021–2025	46,900	50,818
Teekay Corp. 8.50% 2020	97,685	97,197
Weatherford International PLC 4.50%–9.88% 2021–2042[1]	169,870	174,003
Other securities		1,579,719
		2,661,752

Consumer discretionary 12.51%
Cablevision Systems Corp. 5.50%–7.75% 2018–2027[1]	72,135	76,292
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	70,575	74,280
CCO Holdings LLC and CCO Holdings Capital Corp. 4.91%–5.88% 2024–2027[1]	132,965	137,450
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	156,154	158,106
Petsmart, Inc. 7.125% 2023[1]	104,437	99,476
Other securities		1,591,803
		2,137,407

Health care 12.04%
Centene Corp. 4.75% 2022	75,925	78,393
Centene Corp. 4.75%–6.13% 2021–2025	120,829	125,585
Kinetic Concepts, Inc. 12.50% 2021[1]	127,782	142,157
Molina Healthcare, Inc. 5.375% 2022	94,347	98,062
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[3,4,5,6,7,8,9]	64,596	64,273
Tenet Healthcare Corp. 4.38%–8.13% 2021–2023[1]	72,368	74,567

4	American High-Income Trust

	Principal amount	Value
	(000)	(000)
Tenet Healthcare Corp., First Lien, 6.00% 2020	$94,115	$99,762
Tenet Healthcare Corp., First Lien 4.50%–6.25% 2018–2021	53,965	54,779
Valeant Pharmaceuticals International Inc. 5.50%–7.00% 2020–2023[1]	13,693	11,181
VPI Escrow Corp. 6.375% 2020[1]	177,728	161,732
VPI Escrow Corp. 6.50%–7.50% 2018–2024[1]	126,864	124,622
VRX Escrow Corp. 6.125% 2025[1]	90,335	69,897
VRX Escrow Corp. 5.38%–7.25% 2020–2023[1]	94,285	78,442
Other securities		874,951
		2,058,403

Telecommunication services 11.61%
Altice NV 5.50%–9.88% 2020–2026[1]	42,460	44,385
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	94,910	97,876
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 7.75% 2025[1]	1,500	1,666
Frontier Communications Corp. 10.50% 2022	120,685	122,797
Frontier Communications Corp. 11.00% 2025	71,437	69,606
Frontier Communications Corp. 7.63%–9.25% 2020–2024	61,373	63,434
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.75% 2020 (100% PIK)[3,4,5,6]	145,689	141,905
MetroPCS Wireless, Inc. 6.25% 2021	45,060	46,468
MetroPCS Wireless, Inc. 6.625% 2023	70,985	75,931
Neptune Finco Corp. (Altice NV) 6.63%–10.88% 2023–2025[1]	36,225	40,953
Numericable Group SA 6.00%–7.38% 2022–2026[1]	39,315	40,458
SoftBank Group Corp. 4.50% 2020[1]	60,300	62,184
Sprint Corp. 11.50% 2021	75,355	94,947
Sprint Corp. 6.88%–9.00% 2017–2028[1]	182,425	197,467
T-Mobile US, Inc. 6.50% 2026	54,770	60,110
T-Mobile US, Inc. 6.00%–6.73% 2022–2025	65,250	69,597
Trilogy International Partners, LLC 13.375% 2019[1]	60,475	61,382
Wind Acquisition SA 7.375% 2021[1]	104,575	109,019
Windstream Holdings, Inc. 7.75% 2021	62,547	61,922
Other securities		522,118
		1,984,225

Industrials 10.15%
Associated Materials, LLC 9.00% 2024[1]	100,825	107,379
Builders FirstSource, Inc. 5.625% 2024[1]	62,295	63,463
Corporate Risk Holdings LLC 9.50% 2019[1,7]	137,693	146,299
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,7,8,9]	15,698	17,114
DAE Aviation Holdings, Inc. 10.00% 2023[1]	109,840	118,353
Deck Chassis Acquisition Inc. 10.00% 2023[1]	65,260	69,991
Other securities		1,212,794
		1,735,393

Materials 9.76%
ArcelorMittal 7.50% 2041	67,860	76,173
Cliffs Natural Resources Inc. 8.25% 2020[1]	80,243	86,963
Cliffs Natural Resources Inc. 5.75% 2025[1]	74,735	72,680
First Quantum Minerals Ltd. 7.00% 2021[1]	127,653	132,121
First Quantum Minerals Ltd. 7.25% 2022[1]	28,965	29,943
First Quantum Minerals Ltd. 7.50% 2025[1]	72,050	72,951
FMG Resources 9.75% 2022[1]	68,840	79,252

American High-Income Trust	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Materials (continued)
Ryerson Inc. 11.00% 2022[1]	$90,325	$101,841
Other securities		1,016,033
		1,667,957

Information technology 6.67%
BMC Software, Inc. 8.125% 2021[1]	82,201	83,229
First Data Corp. 7.00% 2023[1]	89,400	96,105
Gogo Inc. 12.50% 2022[1]	72,275	81,851
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.284% 2024[3,4,5]	97,260	100,558
Solera Holdings, Inc. 10.50% 2024[1]	53,450	61,317
Other securities		716,566
		1,139,626

Utilities 4.48%
AES Corp. 7.375% 2021	56,951	64,639
AES Corp. 4.88%–8.00% 2020–2026[1]	164,015	170,988
Talen Energy Corp. 4.625% 2019[1]	95,375	97,759
Other securities		432,422
		765,808

Financials 3.90%
CIT Group Inc. 3.875% 2019	88,360	90,843
Other securities		574,980
		665,823

Real estate 2.82%
Equinix, Inc. 5.375% 2027	71,010	73,495
Other securities		408,935
		482,430

Consumer staples 1.94%
Other securities		331,050

Total corporate bonds & notes		15,629,874

U.S. Treasury bonds & notes 0.74%
U.S. Treasury 0.74%
U.S. Treasury 1.00% 2018	65,000	64,781
Other securities		61,027
		125,808

Other bonds & notes 0.30%
Other securities		52,927

Total bonds, notes & other debt instruments (cost: $15,525,414,000)		15,808,609

Convertible bonds 0.50%
Energy 0.05%
Chesapeake Energy Corp. 5.50% 2026[1]	3,860	4,017
Other securities		4,222
		8,239

Other 0.29%
Other securities		48,813

6	American High-Income Trust

	Principal amount	Value
	(000)	(000)
Miscellaneous 0.16%
Other convertible bonds in initial period of acquisition		$28,095

Total convertible bonds (cost: $85,688,000)		85,147

Convertible stocks 0.76%	Shares
Energy 0.13%
Chesapeake Energy Corporation 5.75% convertible preferred	9,000	6,210
Other securities		15,054
		21,264
Telecommunication services 0.02%
Frontier Communications Corp., Series A, convertible preferred	70,000	3,448

Other 0.26%
Other securities		45,085

Miscellaneous 0.35%
Other convertible stocks in initial period of acquisition		59,963

Total convertible stocks (cost: $175,830,000)		129,760

Preferred securities 0.05%
Real estate 0.05%
Other securities		9,285

Total preferred securities (cost: $9,673,000)		9,285

Common stocks 1.02%
Information technology 0.19%
Corporate Risk Holdings I, Inc.[7,8,9,10]	2,380,355	32,063
Corporate Risk Holdings Corp.[7,8,9,10]	12,035	—
		32,063

Other 0.75%
Other securities		128,718

Miscellaneous 0.08%
Other common stocks in initial period of acquisition		13,657

Total common stocks (cost: $380,559,000)		174,438

Rights & warrants 0.01%
Utilities 0.01%
Other securities		964

Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—

Total rights & warrants (cost: $6,268,000)		964

American High-Income Trust	7

Short-term securities 3.97%	Principal amount (000)	Value (000)
CAFCO, LLC 0.98% due 5/3/2017[1]	$50,000	$49,959
Ciesco LLC 1.00% due 6/7/2017[1]	50,000	49,900
Federal Home Loan Bank 0.53%–0.74% due 5/8/2017–6/2/2017	150,000	149,844
Other securities		428,482

Total short-term securities (cost: $678,242,000)		678,185
Total investment securities 98.80% (cost: $16,861,674,000)		16,886,388
Other assets less liabilities 1.20%		205,166

Net assets 100.00%		$17,091,554

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $17,544,000, which represented .10% of the net assets of the fund.

Swap contracts

Interest rate swaps

					Upfront	Unrealized
				Value at	payments/	appreciation
		Expiration	Notional	3/31/2017	receipts	at 3/31/2017
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.0745%	11/21/2026	$135,000	$3,528	$—	$3,528
3-month USD-LIBOR	2.375%	11/18/2046	15,000	904	—	904
3-month USD-LIBOR	2.587%	12/16/2046	10,000	145	—	145
					$—	$4,577

8	American High-Income Trust

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Unrealized
				Value at	Upfront	appreciation
	Pay/	Expiration	Notional	3/31/2017	payments	at 3/31/2017
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$247,000	$(17,784)	$(17,833)	$49

Centrally cleared credit default swaps on credit indices — sell protection

						Unrealized
						appreciation
				Value at	Upfront	(depreciation)
Receive/		Expiration	Notional	3/31/2017	receipts	at 3/31/2017
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
5.00%/Quarterly	CDX.NA.HY.21	12/20/2018	$17,100	$1,027	$1,026	$1
5.00%/Quarterly	CDX.NA.HY.22	6/20/2019	27,550	2,001	2,146	(145)
5.00%/Quarterly	CDX.NA.HY.25	12/20/2020	31,360	2,535	1,651	884
5.00%/Quarterly	CDX.NA.HY.27	12/20/2021	49,500	3,896	2,341	1,555
					$7,164	$2,295

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2017, appear below.

	Beginning			Ending
	shares or			shares or
	principal			principal
	amount	Additions	Reductions	amount
Corporate Risk Holdings LLC 9.50% 2019[1]	$137,693,000	—	—	$137,693,000
Corporate Risk Holdings I, Inc.[8,9,10]	2,380,355	—	—	2,380,355
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,8,9]	$14,705,290	$992,607	—	$15,697,897
Corporate Risk Holdings Corp.[8,9,10]	12,035	—	—	12,035
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[3,4,5,6,8,9]	$61,148,542	$3,447,816	—	$64,596,358
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.50% 2018[3,4,5,8,9]	$25,123,000	—	$129,500	$24,993,500
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 2019[3,4,5,8,9]	$20,825,000	—	—	$20,825,000
Rotech Healthcare Inc.[8,9,10]	1,916,276	—	—	1,916,276
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%[2,8,10]	47,121	—	—	47,121
CEVA Group PLC[2,8,10]	59,168	—	—	59,168
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.539% 2021[3,4,5]	$18,875,543	—	$5,830,789	$13,044,754
CEVA Group PLC 9.00% 2021[1]	$14,675,000	—	—	$14,675,000
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.539% 2021[3,4,5]	$13,689,256	—	$4,227,344	$9,461,912

American High-Income Trust	9

Investments in affiliates (continued)

	Beginning			Ending
	shares or			shares or
	principal			principal
	amount	Additions	Reductions	amount
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[3,4,5]	$13,311,084	—	$4,064,039	$9,247,045
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%[2,8,10]	21,062	—	—	21,062
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.539% 2021[3,4,5]	$2,361,937	—	$728,862	$1,633,075
CEVA Group PLC 7.00% 2021[1]	$1,400,000	—	—	$1,400,000
White Star Petroleum Corp., Class A8,9,10	24,665,117	—	—	24,665,117
NII Holdings, Inc.[10]	17,776,845	—	7,923,323	9,853,522

		Net unrealized	Dividend	Value of
	Net realized	appreciation	or interest	affiliates at
	(loss)	(depreciation)	income	3/31/2017
	(000)	(000)	(000)	(000)
Corporate Risk Holdings LLC 9.50% 2019[1]	$—	$12,730	$6,529	$146,299
Corporate Risk Holdings I, Inc.[8,9,10]	—	11,926	—	32,063
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[1,6,8,9]	—	544	1,204	17,114
Corporate Risk Holdings Corp.[8,9,10]	—	—	—	—
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[3,4,5,6,8,9]	—	5,092	3,848	64,273
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.50% 2018[3,4,5,8,9]	—	1	698	24,868
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 2019[3,4,5,8,9]	—	—	1,053	20,721
Rotech Healthcare Inc.[8,9,10]	—	13,529	—	15,445
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%[2,8,10]	—	(4,712)	—	18,849
CEVA Group PLC[2,8,10]	—	(7,248)	—	14,200
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.539% 2021[3,4,5]	(971)	2,118	549	11,540
CEVA Group PLC 9.00% 2021[1]	—	954	659	10,493
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.539% 2021[3,4,5]	(708)	1,539	415	8,371
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[3,4,5]	(679)	1,481	221	8,181
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%[2,8,10]	—	(1,843)	—	5,792
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.539% 2021[3,4,5]	(121)	264	72	1,445
CEVA Group PLC 7.00% 2021[1]	—	116	49	1,256
White Star Petroleum Corp., Class A8,9,10	—	—	—	20,965
NII Holdings, Inc.[10]	(110,017)	82,367	—	12,810
	$(112,496)	$118,858	$15,297	$434,685

10	American High-Income Trust

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $8,217,230,000, which represented 48.08% of the net assets of the fund.
[2]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[3]	Coupon rate may change periodically.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $1,184,402,000, which represented 6.93% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[7]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $343,711,000, which represented 2.01% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Security did not produce income during the last 12 months.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$161,000	$161,705	.95%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 3.158%	5/2/2013-8/22/2014	47,776	18,849	.11
CEVA Group PLC	8/22/2014	57,165	14,200	.08
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 4.158%	5/2/2013	20,349	5,792	.03
Other securities	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$286,290	$200,546	1.17%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

USD/$ = U.S. dollars

See Notes to Financial Statements

American High-Income Trust	11

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2017	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $16,179,891)	$16,451,703
Affiliated issuers (cost: $681,783)	434,685	$16,886,388
Cash		1,718
Cash denominated in currencies other than U.S. dollars (cost: $1,317)		1,319
Receivables for:
Sales of investments	247,484
Sales of fund’s shares	141,464
Variation margin on swap contracts	97
Dividends and interest	293,145
Other	210	682,400
		17,571,825
Liabilities:
Payables for:
Purchases of investments	321,709
Repurchases of fund’s shares	140,996
Dividends on fund’s shares	5,168
Investment advisory services	4,123
Services provided by related parties	4,315
Trustees’ deferred compensation	313
Variation margin on swap contracts	349
Other	3,298	480,271
Net assets at March 31, 2017		$17,091,554

Net assets consist of:
Capital paid in on shares of beneficial interest		$18,927,072
Distributions in excess of net investment income		(20,019)
Accumulated net realized loss		(1,847,286)
Net unrealized appreciation		31,787
Net assets at March 31, 2017		$17,091,554

See Notes to Financial Statements

12	American High-Income Trust

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,643,465 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$11,835,921	1,138,101	$10.40
Class B	2,202	212	10.40
Class C	817,099	78,569	10.40
Class F-1	640,048	61,545	10.40
Class F-2	1,256,720	120,842	10.40
Class F-3	106,620	10,252	10.40
Class 529-A	322,317	30,993	10.40
Class 529-B	70	7	10.40
Class 529-C	103,093	9,913	10.40
Class 529-E	17,739	1,706	10.40
Class 529-F-1	26,292	2,528	10.40
Class R-1	14,678	1,411	10.40
Class R-2	175,795	16,904	10.40
Class R-2E	4,566	439	10.40
Class R-3	193,743	18,630	10.40
Class R-4	157,523	15,147	10.40
Class R-5E	11	1	10.40
Class R-5	79,507	7,645	10.40
Class R-6	1,337,610	128,620	10.40

See Notes to Financial Statements

American High-Income Trust	13

Statement of operations	unaudited
for the six months ended March 31, 2017	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $22; also includes $15,297 from affiliates)	$548,748
Dividends	7,414	$556,162
Fees and expenses*:
Investment advisory services	23,874
Distribution services	21,456
Transfer agent services	10,938
Administrative services	1,870
Reports to shareholders	568
Registration statement and prospectus	410
Trustees’ compensation	79
Auditing and legal	26
Custodian	40
Other	325
Total fees and expenses before reimbursement	59,586
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		59,586
Net investment income		496,576

Net realized loss and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	41,628
Affiliated issuers	(112,496)
Swap contracts	6,765
Currency transactions	(293)	(64,396)
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $58):
Unffiliated issuers	272,090
Affiliated issuers	118,858
Swap contracts	1,210
Currency translations	77	392,235
Net realized loss and unrealized appreciation		327,839
Net increase in net assets resulting from operations		$824,415

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

14	American High-Income Trust

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	March 31, 2017*	September 30, 2016
Operations:
Net investment income	$496,576	$1,021,261
Net realized loss	(64,396)	(793,582)
Net unrealized appreciation	392,235	1,327,945
Net increase in net assets resulting from operations	824,415	1,555,624

Dividends paid or accrued to shareholders from net investment income	(463,896)	(1,007,578)

Net capital share transactions	(128,245)	(876,110)

Total increase (decrease) in net assets	232,274	(328,064)

Net assets:
Beginning of period	16,859,280	17,187,344
End of period (including distributions in excess of net investment income: $(20,019) and $(52,699), respectively)	$17,091,554	$16,859,280

*	Unaudited.

See Notes to Financial Statements

American High-Income Trust	15

Notes to financial statements	unaudited

1. Organization

American High-Income Trust (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

The fund has 19 share classes consisting of six retail share classes (Classes A, B and C, as well as three F share classes, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

On January 27, 2017, the fund made an additional retail share class (Class F-3) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

16	American High-Income Trust

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American High-Income Trust	17

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

18	American High-Income Trust

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American High-Income Trust	19

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$15,502,898	$126,976	$15,629,874
U.S. Treasury bonds & notes	—	125,808	—	125,808
Other bonds & notes	—	52,927	—	52,927
Convertible bonds	—	85,147	—	85,147
Convertible stocks	60,200	24,641	44,919	129,760
Preferred securities	—	9,285	—	9,285
Common stocks	51,798	33,860	88,780	174,438
Rights & warrants	—	964	—	964
Short-term securities	—	678,185	—	678,185
Total	$111,998	$16,513,715	$260,675	$16,886,388

20	American High-Income Trust

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$4,577	$—	$4,577
Unrealized appreciation on credit default swaps	—	2,489	—	2,489
Liabilities:
Unrealized depreciation on credit default swaps	—	(145)	—	(145)
Total	$—	$6,921	$—	$6,921

[1]	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2017 (dollars in thousands):

Beginning value at 10/1/2016	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized appreciation[3]	Transfers out of level 3[2]	Ending value at 3/31/2017
$176,678	$28	$48,727	$(131)	$(20)	$52,027	$(16,634)	$260,675

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2017							$51,995

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

American High-Income Trust	21

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2017	Valuation techniques	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Corporate	$126,976	Yield analysis	Yield risk premium	100 - 400 bps	Decrease
bonds & notes		Yield to call price	Yield to call	2.5% - 5.0%	Decrease
Common stocks	88,780	Enterprise valuation	EV/EBITDA multiple	5.0x - 11.5x	Increase
		Arms-length transaction	Arms-length transaction	N/A	N/A
		Estimated liquidation proceeds	Discount to reflect timing of receipt and amount of proceeds	25% discount	Decrease
		Equity option value	Equity option value	N/A	N/A
Convertible stocks	44,919	Accreted value (stated value increased by accrued dividends)	Payment-in-kind (PIK) dividend rate	N/A	Increase
	$260,675

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before income taxes, depreciation and amortization

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

22	American High-Income Trust

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

American High-Income Trust	23

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

24	American High-Income Trust

Unfunded commitments — The fund has participated in a transaction that involves unfunded commitments, which may obligate the fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure as of March 31, 2017, was $3,916,000. Should such commitments become due in full, these amounts would represent .02% of the net assets of the fund as of March 31, 2017.

The fund has also participated in other transactions, which may obligate the fund to lend additional sums based upon the terms of a loan agreement. As of March 31, 2017, the fund’s maximum exposure of unfunded loan commitments was $547,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized appreciation of $7,000 on this unfunded loan commitment is included in other payables in the fund’s statement of assets and liabilities and net unrealized appreciation on investments in the fund’s statement of operations.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $126,857,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default

American High-Income Trust	25

or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $213,903,000.

26	American High-Income Trust

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps and credit default swaps as of, or for the six months ended, March 31, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Interest	Net unrealized appreciation*	$4,577	Net unrealized depreciation*	$—
Credit default swaps	Credit	Net unrealized appreciation*	2,489	Net unrealized depreciation*	145
			$7,066		$145

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Interest	Net realized loss on interest rate swaps	$(495)	Net unrealized appreciation on interest rate swaps	$4,577
Credit default swaps	Credit	Net realized gain on credit default swaps	7,260	Net unrealized depreciation on credit default swaps	(3,367)
			$6,765		$1,210

*	Includes cumulative appreciation/depreciation on interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program due to its use of interest rate swaps and credit default swaps. For interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

American High-Income Trust	27

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2014.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income		$26,804
Capital loss carryforward:
No expiration	$(1,449,835)
Expiring 2018*	(209,244)	(1,659,079)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

28	American High-Income Trust

As of March 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$543,439
Gross unrealized depreciation on investment securities	(691,962)
Net unrealized depreciation on investment securities	(148,523)
Cost of investment securities	17,034,911

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended		Year ended
Share class	March 31, 2017		September 30, 2016
Class A	$323,983		$707,118
Class B	206		1,482
Class C	19,748		47,302
Class F-1	17,567		39,110
Class F-2	36,002		80,482
Class F-3[1]	29
Class 529-A	8,564		18,386
Class 529-B	11		99
Class 529-C	2,392		5,449
Class 529-E	456		984
Class 529-F-1	703		1,388
Class R-1	379		915
Class R-2	4,254		9,513
Class R-2E	95		93
Class R-3	5,054		11,322
Class R-4	4,320		10,237
Class R-5E2	—	[3]	—	[3]
Class R-5	2,243		5,217
Class R-6	37,890		68,481
Total	$463,896		$1,007,578

[1]	Class F-3 shares were offered beginning January 27, 2017.
[2]	Class R-5E shares were offered beginning November 20, 2015.
[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of

American High-Income Trust	29

daily net assets and decreasing to 0.132% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. For the six months ended March 31, 2017, the investment advisory services fee was $23,874,000, which was equivalent to an annualized rate of 0.282% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder

30	American High-Income Trust

communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

American High-Income Trust	31

For the six months ended March 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$14,099	$8,385		$589		Not applicable
Class B	43	7		Not applicable		Not applicable
Class C	4,183	605		210		Not applicable
Class F-1	803	415		161		Not applicable
Class F-2	Not applicable	640		313		Not applicable
Class F-3*	Not applicable	—	†	—	†	Not applicable
Class 529-A	343	200		79		$109
Class 529-B	2	—	†	—	†	—	†
Class 529-C	504	70		26		36
Class 529-E	43	5		4		6
Class 529-F-1	—	16		6		9
Class R-1	79	10		4		Not applicable
Class R-2	669	350		45		Not applicable
Class R-2E	11	4		1		Not applicable
Class R-3	482	142		49		Not applicable
Class R-4	195	71		39		Not applicable
Class R-5E	Not applicable	—	†	—	†	Not applicable
Class R-5	Not applicable	18		19		Not applicable
Class R-6	Not applicable	—		325		Not applicable
Total class-specific expenses	$21,456	$10,938		$1,870		$160

*	Class F-3 shares were offered beginning January 27, 2017.
†	Amount less than one thousand.

32	American High-Income Trust

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $79,000 in the fund’s statement of operations reflects $63,000 in current fees (either paid in cash or deferred) and a net increase of $16,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2017.

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2017.

American High-Income Trust	33

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of				Net (decrease)
	Sales[1]		dividends		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2017

Class A	$771,740	75,053	$304,833	29,624	$(1,390,318)	(135,410)	$(313,745)	(30,733)
Class B	86	9	197	19	(13,218)	(1,285)	(12,935)	(1,257)
Class C	55,265	5,376	18,462	1,795	(145,965)	(14,206)	(72,238)	(7,035)
Class F-1	145,637	14,161	16,854	1,637	(178,353)	(17,370)	(15,862)	(1,572)
Class F-2	569,618	55,444	33,434	3,247	(543,224)	(52,924)	59,828	5,767
Class F-3[2]	106,658	10,255	29	3	(65)	(6)	106,622	10,252
Class 529-A	24,435	2,376	8,527	829	(31,472)	(3,064)	1,490	141
Class 529-B	21	2	11	1	(935)	(91)	(903)	(88)
Class 529-C	7,530	732	2,379	232	(12,661)	(1,233)	(2,752)	(269)
Class 529-E	1,218	119	454	44	(1,521)	(148)	151	15
Class 529-F-1	3,523	343	698	68	(2,633)	(257)	1,588	154
Class R-1	1,543	150	374	36	(3,929)	(381)	(2,012)	(195)
Class R-2	24,442	2,378	4,184	407	(40,825)	(3,971)	(12,199)	(1,186)
Class R-2E	1,672	163	94	9	(203)	(20)	1,563	152
Class R-3	31,505	3,067	5,005	487	(41,425)	(4,029)	(4,915)	(475)
Class R-4	28,831	2,800	4,284	416	(37,842)	(3,683)	(4,727)	(467)
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	13,915	1,354	2,232	217	(13,977)	(1,362)	2,170	209
Class R-6	316,480	30,761	36,096	3,506	(211,945)	(20,530)	140,631	13,737
Total net increase (decrease)	$2,104,119	204,543	$438,147	42,577	$(2,670,511)	(259,970)	$(128,245)	(12,850)

34	American High-Income Trust

			Reinvestments of				Net (decrease)
	Sales[1]		dividends		Repurchases[1]		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2016

Class A	$1,366,457	141,284	$665,752	68,766	$(2,551,946)	(264,855)	$(519,737)	(54,805)
Class B	711	74	1,420	147	(28,717)	(2,976)	(26,586)	(2,755)
Class C	117,761	12,133	44,189	4,569	(282,911)	(29,404)	(120,961)	(12,702)
Class F-1	311,691	32,355	37,616	3,885	(405,111)	(41,974)	(55,804)	(5,734)
Class F-2	881,040	90,568	75,707	7,825	(1,113,122)	(113,605)	(156,375)	(15,212)
Class 529-A	37,442	3,875	18,288	1,889	(64,427)	(6,671)	(8,697)	(907)
Class 529-B	92	10	98	10	(2,163)	(225)	(1,973)	(205)
Class 529-C	13,295	1,377	5,416	560	(26,584)	(2,759)	(7,873)	(822)
Class 529-E	1,949	202	979	101	(3,358)	(347)	(430)	(44)
Class 529-F-1	5,208	539	1,381	143	(4,832)	(501)	1,757	181
Class R-1	2,544	264	904	93	(6,783)	(701)	(3,335)	(344)
Class R-2	42,110	4,361	9,399	971	(56,326)	(5,837)	(4,817)	(505)
Class R-2E	3,306	346	92	9	(681)	(70)	2,717	285
Class R-3	52,396	5,418	11,225	1,161	(84,525)	(8,752)	(20,904)	(2,173)
Class R-4	44,599	4,606	10,168	1,051	(80,643)	(8,361)	(25,876)	(2,704)
Class R-5E3	10	1	—	—	—	—	10	1
Class R-5	27,495	2,869	5,191	537	(47,748)	(4,958)	(15,062)	(1,552)
Class R-6	220,130	22,882	68,407	7,061	(200,701)	(21,468)	87,836	8,475
Total net increase (decrease)	$3,128,236	323,164	$956,232	98,778	$(4,960,578)	(513,464)	$(876,110)	(91,522)

[1]	Includes exchanges between share classes of the fund.
[2]	Class F-3 shares were offered beginning January 27, 2017.
[3]	Class R-5E shares were offered beginning November 20, 2015.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,049,178,000 and $5,863,750,000, respectively, during the six months ended March 31, 2017.

American High-Income Trust	35

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class A:
Six months ended 3/31/2017[4,5]	$10.18	$.30	$.20	$.50
Year ended 9/30/2016	9.83	.61	.34	.95
Year ended 9/30/2015	11.09	.64	(1.25)	(.61)
Year ended 9/30/2014	11.22	.68	(.13)	.55
Year ended 9/30/2013	11.18	.72	.06	.78
Year ended 9/30/2012	10.36	.78	.86	1.64
Class B:
Six months ended 3/31/2017[4,5]	10.18	.26	.20	.46
Year ended 9/30/2016	9.83	.53	.34	.87
Year ended 9/30/2015	11.09	.56	(1.25)	(.69)
Year ended 9/30/2014	11.22	.60	(.13)	.47
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.70	.86	1.56
Class C:
Six months ended 3/31/2017[4,5]	10.18	.26	.20	.46
Year ended 9/30/2016	9.83	.53	.34	.87
Year ended 9/30/2015	11.09	.55	(1.25)	(.70)
Year ended 9/30/2014	11.22	.59	(.13)	.46
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.70	.86	1.56
Class F-1:
Six months ended 3/31/2017[4,5]	10.18	.30	.20	.50
Year ended 9/30/2016	9.83	.61	.34	.95
Year ended 9/30/2015	11.09	.63	(1.25)	(.62)
Year ended 9/30/2014	11.22	.68	(.13)	.55
Year ended 9/30/2013	11.18	.71	.06	.77
Year ended 9/30/2012	10.36	.78	.86	1.64
Class F-2:
Six months ended 3/31/2017[4,5]	10.18	.31	.20	.51
Year ended 9/30/2016	9.83	.63	.34	.97
Year ended 9/30/2015	11.09	.66	(1.25)	(.59)
Year ended 9/30/2014	11.22	.71	(.13)	.58
Year ended 9/30/2013	11.18	.74	.06	.80
Year ended 9/30/2012	10.36	.81	.86	1.67
Class F-3:
Period from 1/27/2017 to 3/31/2017[4,5,8]	10.38	.11	.01	.12

36	American High-Income Trust

				Ratio of		Ratio of
Dividends				expenses to		expenses to		Ratio of
(from net	Net asset		Net assets,	average net		average net		net income
investment	value, end	Total	end of period	assets before		assets after		to average
income)	of period	return[2,3]	(in millions)	reimbursements		reimbursements[3]		net assets[3]

$(.28)	$10.40	4.99%[6]	$11,836	.69%[7]		.69%[7]		5.89%[7]
(.60)	10.18	10.15	11,897	.71		.71		6.28
(.65)	9.83	(5.84)	12,033	.67		.67		5.94
(.68)	11.09	4.93	14,286	.66		.66		5.99
(.74)	11.22	7.10	14,178	.66		.66		6.37
(.82)	11.18	16.35	13,822	.69		.69		7.17

(.24)	10.40	4.59 [6]	2	1.46	[7]	1.46	[7]	5.12	[7]
(.52)	10.18	9.32	15	1.48		1.48		5.65
(.57)	9.83	(6.54)	42	1.42		1.42		5.20
(.60)	11.09	4.16	94	1.41		1.41		5.26
(.65)	11.22	6.29	143	1.43		1.43		5.63
(.74)	11.18	15.49	204	1.44		1.44		6.47

(.24)	10.40	4.58 [6]	817	1.49	[7]	1.49	[7]	5.09	[7]
(.52)	10.18	9.28	871	1.51		1.51		5.49
(.56)	9.83	(6.59)	967	1.47		1.47		5.14
(.59)	11.09	4.11	1,238	1.46		1.46		5.20
(.65)	11.22	6.25	1,330	1.48		1.48		5.56
(.74)	11.18	15.43	1,418	1.48		1.48		6.38

(.28)	10.40	4.97 [6]	640	.73	[7]	.73	[7]	5.85	[7]
(.60)	10.18	10.12	643	.74		.74		6.26
(.64)	9.83	(5.87)	677	.70		.70		5.91
(.68)	11.09	4.87	927	.71		.71		5.96
(.73)	11.22	7.03	1,418	.73		.73		6.32
(.82)	11.18	16.32	1,584	.71		.71		7.14

(.29)	10.40	5.12 [6]	1,257	.45	[7]	.45	[7]	6.14	[7]
(.62)	10.18	10.41	1,171	.48		.48		6.53
(.67)	9.83	(5.64)	1,281	.45		.45		6.15
(.71)	11.09	5.15	1,322	.44		.44		6.21
(.76)	11.22	7.32	935	.46		.46		6.58
(.85)	11.18	16.62	903	.46		.46		7.37

(.10)	10.40	1.17 [6]	107	.06	[6]	.06	[6]	1.16	[6]

See page 43 for footnotes.

American High-Income Trust	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class 529-A:
Six months ended 3/31/2017[4,5]	$10.18	$.30	$.20	$.50
Year ended 9/30/2016	9.83	.60	.34	.94
Year ended 9/30/2015	11.09	.63	(1.25)	(.62)
Year ended 9/30/2014	11.22	.67	(.13)	.54
Year ended 9/30/2013	11.18	.71	.06	.77
Year ended 9/30/2012	10.36	.78	.86	1.64
Class 529-B:
Six months ended 3/31/2017[4,5]	10.18	.26	.20	.46
Year ended 9/30/2016	9.83	.52	.34	.86
Year ended 9/30/2015	11.09	.54	(1.25)	(.71)
Year ended 9/30/2014	11.22	.58	(.13)	.45
Year ended 9/30/2013	11.18	.62	.06	.68
Year ended 9/30/2012	10.36	.69	.86	1.55
Class 529-C:
Six months ended 3/31/2017[4,5]	10.18	.26	.20	.46
Year ended 9/30/2016	9.83	.53	.34	.87
Year ended 9/30/2015	11.09	.55	(1.25)	(.70)
Year ended 9/30/2014	11.22	.58	(.13)	.45
Year ended 9/30/2013	11.18	.62	.06	.68
Year ended 9/30/2012	10.36	.69	.86	1.55
Class 529-E:
Six months ended 3/31/2017[4,5]	10.18	.29	.20	.49
Year ended 9/30/2016	9.83	.58	.34	.92
Year ended 9/30/2015	11.09	.61	(1.25)	(.64)
Year ended 9/30/2014	11.22	.65	(.13)	.52
Year ended 9/30/2013	11.18	.68	.06	.74
Year ended 9/30/2012	10.36	.75	.86	1.61
Class 529-F-1:
Six months ended 3/31/2017[4,5]	10.18	.31	.20	.51
Year ended 9/30/2016	9.83	.62	.34	.96
Year ended 9/30/2015	11.09	.65	(1.25)	(.60)
Year ended 9/30/2014	11.22	.70	(.13)	.57
Year ended 9/30/2013	11.18	.73	.06	.79
Year ended 9/30/2012	10.36	.80	.86	1.66
Class R-1:
Six months ended 3/31/2017[4,5]	10.18	.26	.20	.46
Year ended 9/30/2016	9.83	.53	.34	.87
Year ended 9/30/2015	11.09	.55	(1.25)	(.70)
Year ended 9/30/2014	11.22	.59	(.13)	.46
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.70	.86	1.56

38	American High-Income Trust

					Ratio of		Ratio of
Dividends					expenses to		expenses to		Ratio of
(from net	Net asset		Net assets,		average net		average net		net income
investment	value, end	Total	end of period		assets before		assets after		to average
income)	of period	return[2,3]	(in millions)		reimbursements		reimbursements[3]		net assets[3]

$(.28)	$10.40	4.95%[6]	$322		.76%[7]		.76%[7]		5.82%[7]
(.59)	10.18	10.05	314		.81		.81		6.18
(.64)	9.83	(5.93)	312		.76		.76		5.84
(.67)	11.09	4.83	367		.75		.75		5.89
(.73)	11.22	7.00	357		.76		.76		6.27
(.82)	11.18	16.26	341		.77		.77		7.08

(.24)	10.40	4.60 [6]	—	[9]	1.57	[7]	1.57	[7]	4.99	[7]
(.51)	10.18	9.18	1		1.62		1.62		5.52
(.55)	9.83	(6.66)	3		1.55		1.55		5.07
(.58)	11.09	4.02	6		1.55		1.55		5.12
(.64)	11.22	6.16	10		1.56		1.56		5.50
(.73)	11.18	15.34	13		1.57		1.57		6.32

(.24)	10.40	4.55 [6]	103		1.53	[7]	1.53	[7]	5.04	[7]
(.52)	10.18	9.22	104		1.57		1.57		5.43
(.56)	9.83	(6.65)	108		1.53		1.53		5.07
(.58)	11.09	4.03	133		1.53		1.53		5.12
(.64)	11.22	6.17	132		1.55		1.55		5.49
(.73)	11.18	15.35	128		1.56		1.56		6.29

(.27)	10.40	4.85 [6]	18		.97	[7]	.97	[7]	5.61	[7]
(.57)	10.18	9.85	17		1.00		1.00		5.99
(.62)	9.83	(6.12)	17		.97		.97		5.63
(.65)	11.09	4.60	20		.98		.98		5.67
(.70)	11.22	6.75	20		.99		.99		6.04
(.79)	11.18	15.97	19		1.02		1.02		6.83

(.29)	10.40	5.07 [6]	26		.54	[7]	.54	[7]	6.04	[7]
(.61)	10.18	10.30	24		.58		.58		6.40
(.66)	9.83	(5.71)	22		.54		.54		6.07
(.70)	11.09	5.06	25		.53		.53		6.11
(.75)	11.22	7.22	23		.54		.54		6.48
(.84)	11.18	16.50	20		.56		.56		7.28

(.24)	10.40	4.59 [6]	15		1.47	[7]	1.47	[7]	5.11	[7]
(.52)	10.18	9.29	16		1.50		1.50		5.51
(.56)	9.83	(6.58)	19		1.46		1.46		5.15
(.59)	11.09	4.11	24		1.46		1.46		5.19
(.65)	11.22	6.25	24		1.47		1.47		5.56
(.74)	11.18	15.42	25		1.50		1.50		6.36

See page 43 for footnotes.

American High-Income Trust	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class R-2:
Six months ended 3/31/2017[4,5]	$10.18	$.26	$.20	$.46
Year ended 9/30/2016	9.83	.53	.34	.87
Year ended 9/30/2015	11.09	.55	(1.25)	(.70)
Year ended 9/30/2014	11.22	.59	(.13)	.46
Year ended 9/30/2013	11.18	.63	.06	.69
Year ended 9/30/2012	10.36	.69	.86	1.55
Class R-2E:
Six months ended 3/31/2017[4,5]	10.18	.28	.20	.48
Year ended 9/30/2016	9.83	.57	.34	.91
Year ended 9/30/2015	11.09	.63	(1.25)	(.62)
Period from 8/29/2014 to 9/30/2014[4,11]	11.40	.06	(.31)	(.25)
Class R-3:
Six months ended 3/31/2017[4,5]	10.18	.29	.20	.49
Year ended 9/30/2016	9.83	.58	.34	.92
Year ended 9/30/2015	11.09	.60	(1.25)	(.65)
Year ended 9/30/2014	11.22	.64	(.13)	.51
Year ended 9/30/2013	11.18	.68	.06	.74
Year ended 9/30/2012	10.36	.75	.86	1.61
Class R-4:
Six months ended 3/31/2017[4,5]	10.18	.30	.20	.50
Year ended 9/30/2016	9.83	.61	.34	.95
Year ended 9/30/2015	11.09	.64	(1.25)	(.61)
Year ended 9/30/2014	11.22	.68	(.13)	.55
Year ended 9/30/2013	11.18	.72	.06	.78
Year ended 9/30/2012	10.36	.78	.86	1.64
Class R-5E:
Six months ended 3/31/2017[4,5]	10.18	.31	.20	.51
Period from 11/20/2015 to 9/30/2016[4,12]	9.70	.53	.47	1.00
Class R-5:
Six months ended 3/31/2017[4,5]	10.18	.32	.20	.52
Year ended 9/30/2016	9.83	.64	.34	.98
Year ended 9/30/2015	11.09	.67	(1.25)	(.58)
Year ended 9/30/2014	11.22	.71	(.13)	.58
Year ended 9/30/2013	11.18	.75	.06	.81
Year ended 9/30/2012	10.36	.81	.86	1.67

40	American High-Income Trust

					Ratio of		Ratio of
Dividends					expenses to		expenses to		Ratio of
(from net	Net asset		Net assets,		average net		average net		net income
investment	value, end	Total	end of period		assets before		assets after		to average
income)	of period	return[2,3]	(in millions)		reimbursements		reimbursements[3]		net assets[3]

$(.24)	$10.40	4.58%[6]	$176		1.48%[7]		1.48%[7]		5.10%[7]
(.52)	10.18	9.27	184		1.52		1.52		5.47
(.56)	9.83	(6.60)	183		1.48		1.48		5.13
(.59)	11.09	4.06	224		1.50		1.50		5.15
(.65)	11.22	6.26	231		1.47		1.47		5.57
(.73)	11.18	15.38	232		1.54		1.54		6.32

(.26)	10.40	4.74 [6]	5		1.17	[7]	1.17	[7]	5.43	[7]
(.56)	10.18	9.72	3		1.16		1.16		5.66
(.64)	9.83	(5.94)[10]	—	[9]	.79	[10]	.79	[10]	5.76	[10]
(.06)	11.09	(2.20)[6,10]	—	[9]	.04	[6,10]	.04	[6,10]	.51	[6,10]

(.27)	10.40	4.84 [6]	194		.99	[7]	.99	[7]	5.59	[7]
(.57)	10.18	9.78	195		1.06		1.06		5.95
(.61)	9.83	(6.16)	209		1.01		1.01		5.61
(.64)	11.09	4.57	256		1.01		1.01		5.65
(.70)	11.22	6.74	310		1.01		1.01		6.04
(.79)	11.18	15.96	352		1.03		1.03		6.84

(.28)	10.40	4.99 [6]	157		.69	[7]	.69	[7]	5.90	[7]
(.60)	10.18	10.13	159		.73		.73		6.29
(.65)	9.83	(5.86)	180		.69		.69		5.93
(.68)	11.09	4.90	230		.69		.69		5.96
(.74)	11.22	7.06	230		.70		.70		6.34
(.82)	11.18	16.32	232		.72		.72		7.16

(.29)	10.40	5.10 [6]	—	[9]	.57	[7]	.48	[7]	6.09	[7]
(.52)	10.18	10.70 [6]	—	[9]	.58	[7]	.57	[7]	6.37	[7]

(.30)	10.40	5.15 [6]	79		.39	[7]	.39	[7]	6.19	[7]
(.63)	10.18	10.47	76		.42		.42		6.61
(.68)	9.83	(5.58)	88		.39		.39		6.23
(.71)	11.09	5.21	111		.39		.39		6.30
(.77)	11.22	7.38	224		.40		.40		6.66
(.85)	11.18	16.67	290		.41		.41		7.44

See page 43 for footnotes.

American High-Income Trust	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income	unrealized)	operations
Class R-6:
Six months ended 3/31/2017[4,5]	$10.18	$.32	$.20	$.52
Year ended 9/30/2016	9.83	.64	.34	.98
Year ended 9/30/2015	11.09	.67	(1.25)	(.58)
Year ended 9/30/2014	11.22	.72	(.13)	.59
Year ended 9/30/2013	11.18	.76	.06	.82
Year ended 9/30/2012	10.36	.82	.86	1.68

	Six months ended	Year ended September 30
	March 31, 2017[4,5,6]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	38%	76%	49%	62%	61%	38%

See Notes to Financial Statements

42	American High-Income Trust

				Ratio of	Ratio of
Dividends				expenses to	expenses to	Ratio of
(from net	Net asset		Net assets,	average net	average net	net income
investment	value, end	Total	end of period	assets before	assets after	to average
income)	of period	return[2,3]	(in millions)	reimbursements	reimbursements[3]	net assets[3]

$(.30)	$10.40	5.17%[6]	$1,338	.35%[7]	.35%[7]	6.22%[7]
(.63)	10.18	10.54	1,169	.36	.36	6.62
(.68)	9.83	(5.53)	1,046	.34	.34	6.26
(.72)	11.09	5.26	803	.34	.34	6.29
(.78)	11.22	7.43	472	.35	.35	6.66
(.86)	11.18	16.72	226	.36	.36	7.44

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Class F-3 shares were offered beginning January 27, 2017.
[9]	Amount less than $1 million.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Class R-2E shares were offered beginning August 29, 2014.
[12]	Class R-5E shares were offered beginning November 20, 2015.

American High-Income Trust	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2016, through March 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	American High-Income Trust

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	10/1/2016	3/31/2017	during period*	expense ratio
Class A - actual return	$1,000.00	$1,049.92	$3.53	.69%
Class A - assumed 5% return	1,000.00	1,021.49	3.48	.69
Class B - actual return	1,000.00	1,045.93	7.45	1.46
Class B - assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class C - actual return	1,000.00	1,045.76	7.60	1.49
Class C - assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class F-1 - actual return	1,000.00	1,049.71	3.73	.73
Class F-1 - assumed 5% return	1,000.00	1,021.29	3.68	.73
Class F-2 - actual return	1,000.00	1,051.16	2.30	.45
Class F-2 - assumed 5% return	1,000.00	1,022.69	2.27	.45
Class F-3 - actual return†	1,000.00	1,011.69	.63	.36
Class F-3 - assumed 5% return†	1,000.00	1,023.14	1.82	.36
Class 529-A - actual return	1,000.00	1,049.54	3.88	.76
Class 529-A - assumed 5% return	1,000.00	1,021.14	3.83	.76
Class 529-B - actual return	1,000.00	1,045.97	8.01	1.57
Class 529-B - assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class 529-C - actual return	1,000.00	1,045.52	7.80	1.53
Class 529-C - assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class 529-E - actual return	1,000.00	1,048.48	4.95	.97
Class 529-E - assumed 5% return	1,000.00	1,020.09	4.89	.97
Class 529-F-1 - actual return	1,000.00	1,050.68	2.76	.54
Class 529-F-1 - assumed 5% return	1,000.00	1,022.24	2.72	.54
Class R-1 - actual return	1,000.00	1,045.89	7.50	1.47
Class R-1 - assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class R-2 - actual return	1,000.00	1,045.82	7.55	1.48
Class R-2 - assumed 5% return	1,000.00	1,017.55	7.44	1.48
Class R-2E - actual return	1,000.00	1,047.45	5.97	1.17
Class R-2E - assumed 5% return	1,000.00	1,019.10	5.89	1.17
Class R-3 - actual return	1,000.00	1,048.35	5.06	.99
Class R-3 - assumed 5% return	1,000.00	1,020.00	4.99	.99
Class R-4 - actual return	1,000.00	1,049.94	3.53	.69
Class R-4 - assumed 5% return	1,000.00	1,021.49	3.48	.69
Class R-5E - actual return	1,000.00	1,050.96	2.45	.48
Class R-5E - assumed 5% return	1,000.00	1,022.54	2.42	.48
Class R-5 - actual return	1,000.00	1,051.46	1.99	.39
Class R-5 - assumed 5% return	1,000.00	1,022.99	1.97	.39
Class R-6 - actual return	1,000.00	1,051.70	1.79	.35
Class R-6 - assumed 5% return	1,000.00	1,023.19	1.77	.35

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the ”annualized expense ratio” and ”actual return” line is based on the number of days since the initial sale of the share class on January 27, 2017. The ”assumed 5% return” line is based on 182 days.

American High-Income Trust	45

Approval of Investment Advisory and Service Agreement

American High-Income Trust’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing a high level of current income and, secondarily, capital appreciation. They compared the fund’s investment results with those of other relevant funds (including the other funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through October 31, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s

46	American High-Income Trust

investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper High Yield Funds Average and the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the investment results of the fund were above those of the Lipper average for the year-to-date, one-year and lifetime periods (while below the Lipper average for the three-year, five-year and 10-year periods), and below the Bloomberg Barclays index for all periods considered. The board and committee also discussed certain actions being taken by CRMC to improve the fund’s relative results. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees generally compared favorably to those of other similar funds included in the Lipper High Yield Funds Average category and expenses were in line with the median of such funds. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the

American High-Income Trust	47

committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

48	American High-Income Trust

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American High-Income Trust	49

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50	American High-Income Trust

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

American High-Income Trust	51

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2017, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P.(collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

52	American High-Income Trust

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Trust®

Investment portfolio

March 31, 2017

unaudited

Bonds, notes & other debt instruments 92.49% Corporate bonds & notes 91.45% Energy 15.57%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.284% 20201,2,3	$47,750	$33,465
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.534% 20211,2,3	33,833	4,314
American Energy (Permian Basin) 7.125% 20204	44,035	35,889
American Energy (Permian Basin) 7.375% 20214	12,305	10,029
American Midstream Partners, LP, 8.50% 20214	12,425	12,736
Antero Resources Corp. 5.625% 2023	6,250	6,422
Antero Resources Corp. 5.375% 20244	22,140	22,583
Antero Resources Corp. 5.00% 20254	6,375	6,279
Ascent Resources-Marcellus LLC 10.00% 20224	18,050	18,749
Blackstone CQP Holdco LP, 6.50% 20214,5	161,000	161,705
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20224	79,520	80,912
California Resources Corp. 8.00% 20224	9,450	7,737
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 11.375% 20211,2,3	9,525	10,573
Cheniere Energy, Inc. 7.00% 20244	7,730	8,551
Cheniere Energy, Inc. 5.875% 20254	10,450	10,933
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.272% 20193	50,125	50,125
Chesapeake Energy Corp. 6.625% 2020	425	427
Chesapeake Energy Corp. 6.125% 2021	5,900	5,753
Chesapeake Energy Corp. 4.875% 2022	41,800	37,829
Chesapeake Energy Corp. 8.00% 20224	22,773	23,940
Chesapeake Energy Corp. 8.00% 20254	51,475	51,668
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.553% 20211,2,3	28,000	29,881
Concho Resources Inc. 5.50% 2023	5,250	5,444
Concho Resources Inc. 4.375% 2025	20,100	20,326
CONSOL Energy Inc. 5.875% 2022	84,405	83,877
Crestwood Midstream Partners LP 5.75% 20254	13,375	13,693
DCP Midstream Operating LP 4.95% 2022	31,458	31,930
DCP Midstream Operating LP 3.875% 2023	15,265	14,731
Denbury Resources Inc. 9.00% 20214	18,125	19,212
Diamond Offshore Drilling, Inc. 4.875% 2043	20,185	14,735
Enbridge Energy Partners, LP 4.375% 2020	5,830	6,150
Enbridge Energy Partners, LP 5.875% 2025	6,035	6,756
Enbridge Energy Partners, LP 7.375% 2045	19,700	24,097
Enbridge Inc., Series A, 6.00% 2077	16,600	16,828
Energy Transfer Partners, LP 7.50% 2020	17,300	19,376
Energy Transfer Partners, LP 5.875% 2024	31,915	34,069
Energy Transfer Partners, LP 4.75% 2026	3,400	3,505
Energy Transfer Partners, LP 5.50% 2027	20,801	21,841
Ensco PLC 5.75% 2044	29,320	22,137
EP Energy Corp. 8.00% 20244	10,000	10,550
EP Energy Corp. 8.00% 20254	8,040	7,517
Extraction Oil & Gas Holdings LLC 7.875% 20214	29,625	31,402
Genesis Energy, LP 6.75% 2022	20,100	20,824
Holly Energy Partners, LP 6.00% 20244	15,815	16,645
Jupiter Resources Inc. 8.50% 20224	24,675	20,542
Kinder Morgan, Inc. 4.30% 2025	9,375	9,593

American High-Income Trust — Page 1 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Laredo Petroleum, Inc. 5.625% 2022	$1,940	$1,945
MPLX LP 4.50% 2023	3,500	3,644
Murphy Oil Corp. 6.875% 2024	18,625	19,789
Murray Energy Corp., Term Loan B2, (3-month USD-LIBOR + 7.25%) 8.397% 20201,2,3	9,525	9,247
Murray Energy Corp. 11.25% 20214	23,875	18,563
Newfield Exploration Co. 5.625% 2024	6,300	6,670
NGL Energy Partners LP 5.125% 2019	11,600	11,687
NGL Energy Partners LP 6.875% 2021	60,282	61,789
NGL Energy Partners LP 7.50% 20234	17,800	18,467
NGL Energy Partners LP 6.125% 20254	24,440	23,829
NGPL PipeCo LLC 7.119% 20174	60,425	62,389
NGPL PipeCo LLC 9.625% 20194	86,765	90,236
NGPL PipeCo LLC 7.768% 20374	10,250	11,634
Noble Corp. PLC 7.75% 2024	27,525	26,562
Noble Corp. PLC 7.70% 2025	20,285	19,220
Noble Corp. PLC 8.70% 2045	25,740	23,809
Oasis Petroleum Inc. 6.50% 2021	2,750	2,771
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	4,519	2,497
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20222,4,6	10,142	3,803
ONEOK, Inc. 7.50% 2023	9,475	11,087
Parsley Energy, Inc. 6.25% 20244	2,550	2,716
Parsley Energy, Inc. 5.25% 20254	10,900	11,063
Parsley Energy, Inc. 5.375% 20254	15,975	16,255
PDC Energy Inc. 7.75% 2022	38,945	41,184
Peabody Energy Corp. 6.00% 20224	16,600	16,579
Peabody Energy Corp. 6.375% 20254	12,400	12,322
Peabody Energy Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 20221,2,3	8,050	8,050
Petrobras Global Finance Co. 8.375% 2021	29,685	33,655
Petrobras Global Finance Co. 6.125% 2022	7,970	8,376
Petrobras Global Finance Co. 6.25% 2024	3,715	3,822
Petrobras Global Finance Co. 5.625% 2043	18,375	15,255
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20192,4	2,117	2,080
QGOG Constellation SA 6.25% 20194	90,420	56,965
Range Resources Corp. 4.875% 2025	19,275	18,552
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	27,065	27,963
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	15,225	15,891
Rice Energy Inc. 6.25% 2022	5,575	5,770
Rice Energy Inc. 7.25% 2023	5,400	5,778
Rowan Companies Inc. 7.375% 2025	3,000	3,038
Sabine Pass Liquefaction, LLC 5.625% 2021	27,400	29,544
Sabine Pass Liquefaction, LLC 5.75% 2024	17,700	19,320
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	1,954
SM Energy Co. 5.625% 2025	34,100	32,804
SM Energy Co. 6.75% 2026	4,575	4,621
Southwestern Energy Co. 4.10% 2022	51,715	48,483
Southwestern Energy Co. 6.70% 2025	22,745	22,631
Summit Midstream Partners LP 5.75% 2025	14,750	14,750
Summit Midstream Partners LP, Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 20221,2,3	4,467	4,556
Sunoco LP 5.50% 2020	13,600	13,753
Sunoco LP 6.25% 2021	56,845	58,266
Tallgrass Energy Partners, LP 5.50% 20244	18,401	18,585
Targa Resources Partners LP 4.125% 2019	55,310	56,485
Targa Resources Partners LP 6.75% 2024	15,000	16,350
Targa Resources Partners LP 5.125% 20254	7,400	7,650

American High-Income Trust — Page 2 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Targa Resources Partners LP 5.375% 20274	$1,900	$1,976
Teekay Corp. 8.50% 2020	97,685	97,197
Tesoro Corp. 4.75% 20234	1,300	1,348
Tesoro Corp. 5.125% 20264	4,700	4,954
Tesoro Logistics LP 5.50% 2019	15,435	16,361
Tesoro Logistics LP 6.125% 2021	1,790	1,877
Tesoro Logistics LP 6.25% 2022	8,535	9,058
Tesoro Logistics LP 6.375% 2024	10,320	11,223
Tesoro Logistics LP 5.25% 2025	16,310	17,085
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	10,295	9,639
Transocean Inc. 4.25% 2017	825	831
Transocean Inc. 8.125% 2021	14,800	15,540
Transocean Inc. 9.00% 20234	38,675	41,479
Transocean Inc. 7.75% 20242,4	7,900	8,532
Weatherford International PLC 7.75% 2021	20,890	22,613
Weatherford International PLC 4.50% 2022	13,480	12,974
Weatherford International PLC 8.25% 2023	32,000	34,880
Weatherford International PLC 9.875% 20244	25,460	29,597
Weatherford International PLC 6.50% 2036	24,740	23,503
Weatherford International PLC 6.75% 2040	47,475	45,339
Weatherford International PLC 5.95% 2042	5,825	5,097
Williams Companies, Inc. 3.70% 2023	28,710	28,351
WPX Energy Inc. 6.00% 2022	30,550	31,314
		2,661,752
Consumer discretionary 12.51%
Adient Global Holdings Ltd. 4.875% 20264	4,710	4,633
American Axle & Manufacturing Holdings, Inc. 6.25% 20254	8,150	8,181
American Axle & Manufacturing Holdings, Inc. 6.50% 20274	15,925	15,915
Boyd Gaming Corp. 6.875% 2023	8,460	9,147
Boyd Gaming Corp. 6.375% 2026	18,675	20,029
Bright Bidco B.V., Term Loan, (3-month USD-LIBOR + 4.50%) 5.50% 20241,2,3	19,600	19,845
Brinker International, Inc. 5.00% 20244	23,425	23,191
Burger King Corp. 6.00% 20224	33,675	35,022
Cablevision Systems Corp. 7.75% 2018	16,850	17,608
Cablevision Systems Corp. 6.75% 2021	34,685	37,698
Cablevision Systems Corp. 5.50% 20274	20,600	20,986
CBS Outdoor Americas Inc. 5.25% 2022	10,800	11,219
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20244	43,375	45,869
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	7,000	7,404
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20254	14,050	14,454
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20264	19,200	19,920
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20264	70,575	74,280
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20274	49,340	49,803
Cedar Fair, LP 5.375% 2024	8,440	8,693
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.25% 20231,2,3	38,777	37,136
Cengage Learning Acquisitions, Inc. 9.50% 20244	6,067	5,460
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	156,154	158,106
Cumulus Media Holdings Inc. 7.75% 2019	65,114	23,115
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 20201,2,3	24,265	18,205
DISH DBS Corp. 4.625% 2017	2,500	2,522
DISH DBS Corp. 7.875% 2019	22,725	25,111
DISH DBS Corp. 5.875% 2022	7,350	7,740
DISH DBS Corp. 7.75% 2026	9,625	11,213

American High-Income Trust — Page 3 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Dollar Tree Inc. 5.25% 2020	$6,925	$7,143
Dollar Tree Inc. 5.75% 2023	19,525	20,892
Gannett Co., Inc. 5.125% 2019	14,885	15,257
Gannett Co., Inc. 4.875% 20214	5,890	5,993
Hilton Worldwide Holdings Inc. 4.25% 20244	8,975	8,908
iHeartCommunications, Inc. 9.00% 2019	69,900	59,677
iHeartCommunications, Inc. 10.625% 2023	19,255	15,019
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 7.732% 20191,2,3	47,600	41,095
International Game Technology 6.25% 20224	1,350	1,448
Lamar Media Corp. 5.75% 2026	550	591
Limited Brands, Inc. 6.625% 2021	20,976	22,992
Limited Brands, Inc. 6.875% 2035	51,515	49,970
Loral Space & Communications Inc. 8.875% 20244	8,775	9,653
McClatchy Co. 9.00% 2022	9,900	10,321
McGraw-Hill Global Education Holdings, LLC 7.875% 20244	9,875	9,591
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 20221,2,3	19,599	19,424
MDC Partners Inc. 6.50% 20244	7,575	7,263
Mediacom Broadband LLC and Mediacom Broadband Corp. 5.50% 2021	5,000	5,119
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	15,490	16,303
Melco Crown Entertainment Ltd. 5.875% 20194	12,250	12,771
Melco Crown Entertainment Ltd. 5.00% 20214	8,575	8,721
MGM Growth Properties LLC 5.625% 2024	12,275	13,011
MGM Resorts International 8.625% 2019	6,275	6,918
MGM Resorts International 6.75% 2020	2,900	3,197
MGM Resorts International 7.75% 2022	8,950	10,343
MGM Resorts International 6.00% 2023	31,775	34,277
MHGE Parent LLC/Finance 8.50% 20194,7	31,551	31,709
Michaels Stores, Inc. 5.875% 20204	7,360	7,576
Mohegan Tribal Gaming Authority 7.875% 20244	18,575	18,900
NBCUniversal Enterprise, Inc. 5.25% 20494	23,885	25,139
Needle Merger Sub Corp. 8.125% 20194	28,939	28,939
Neiman Marcus Group LTD Inc. 8.00% 20214	29,035	17,628
Neiman Marcus Group LTD Inc. 8.75% 20214,7	49,030	27,825
Neiman Marcus, Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 20201,2,3	70,092	56,577
Netflix, Inc. 5.75% 2024	19,550	20,942
Newell Rubbermaid Inc. 5.00% 2023	4,560	4,888
Penn National Gaming, Inc. 5.625% 20274	3,750	3,731
PETCO Animal Supplies, Inc., Term Loan B1, (3-month USD-LIBOR + 3.25%) 4.287% 20231,2,3	4,153	3,927
Petsmart Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.02% 20221,2,3	12,900	12,371
Petsmart, Inc. 7.125% 20234	104,437	99,476
Playa Resorts Holding BV 8.00% 20204	22,414	23,675
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 3.00%) 4.04% 20191,2,3	292	293
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 6.125% 20214	17,900	18,258
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,495
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	38,460	38,604
Schaeffler Finance BV 4.25% 20214	5,680	5,787
Schaeffler Verwaltungs 4.125% 20214,7	2,650	2,670
Schaeffler Verwaltungs 4.50% 20234,7	15,008	14,876
Schaeffler Verwaltungs 4.75% 2026 (100% PIK)4,7	5,025	4,912
Scientific Games Corp. 7.00% 20224	14,800	15,854
ServiceMaster Global Holdings, Inc. 5.125% 20244	10,000	10,275
Sotheby’s Holdings, Inc. 5.25% 20224	18,160	18,478
Standard Pacific Corp. 8.375% 2021	14,775	17,194
Tenneco Inc. 5.00% 2026	11,050	10,850

American High-Income Trust — Page 4 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
TI Automotive Ltd. 8.75% 20234	$49,720	$52,993
Uber Technologies, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 20231,2,3	28,276	28,293
Univision Communications Inc. 6.75% 20224	16,098	16,947
Univision Communications Inc. 5.125% 20234	32,640	32,640
Univision Communications Inc. 5.125% 20254	25,250	24,934
Univision Communications Inc., Term Loan C5, (3-month USD-LIBOR + 2.75%) 3.75% 20241,2,3	1,483	1,474
Warner Music Group 5.625% 20224	18,627	19,349
Warner Music Group 6.75% 20224	10,200	10,761
Warner Music Group 5.00% 20234	30,635	31,056
Warner Music Group 4.875% 20244	10,650	10,757
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	15,150	15,548
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20234	20,211	19,939
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20254	53,655	54,661
Wynn Macau, Ltd. 5.25% 20214	58,000	59,305
YUM! Brands, Inc. 5.00% 20244	15,460	15,827
ZF Friedrichshafen AG 4.00% 20204	2,935	3,027
ZF Friedrichshafen AG 4.50% 20224	20,675	21,605
ZF Friedrichshafen AG 4.75% 20254	20,255	21,040
		2,137,407
Health care 12.04%
Alere Inc. 6.50% 2020	4,340	4,394
Centene Corp. 5.625% 2021	38,690	40,590
Centene Corp. 4.75% 2022	75,925	78,393
Centene Corp. 6.125% 2024	32,119	34,568
Centene Corp. 4.75% 2025	50,020	50,427
Change Healthcare Holdings, LLC (3-month USD-LIBOR + 2.75%) 3.75% 20241,2,3	17,000	17,050
Change Healthcare Holdings, LLC 5.75% 20254	17,000	17,489
Community Health Systems Inc. 5.125% 2021	17,625	17,493
Community Health Systems Inc. 6.25% 2023	47,740	48,874
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.25% 20211,2,3	15,186	10,706
Concordia Healthcare Corp. 9.00% 20224	16,125	11,711
Concordia Healthcare Corp. 9.50% 20224	78,347	17,628
Concordia Healthcare Corp. 7.00% 20234	41,241	8,145
DaVita HealthCare Partners Inc. 5.125% 2024	7,840	7,933
DaVita HealthCare Partners Inc. 5.00% 2025	19,325	19,313
DJO Finance LLC 10.75% 2020	34,653	28,329
DJO Finance LLC 8.125% 20214	52,605	45,635
Endo Finance LLC & Endo Finco Inc. 5.375% 20234	4,400	3,820
Endo Finance LLC & Endo Finco Inc. 6.00% 20234	33,670	29,630
Endo Finance LLC & Endo Finco Inc. 6.00% 20254	27,540	23,616
Endo Pharmaceuticals Holdings Inc. 5.75% 20224	37,474	34,289
Fresenius Medical Care AG & Co. KGAA 5.875% 20224	6,850	7,449
HCA Inc. 3.75% 2019	11,563	11,852
HCA Inc. 6.50% 2020	21,305	23,369
HCA Inc. 4.75% 2023	2,160	2,257
HCA Inc. 5.00% 2024	28,285	29,735
HCA Inc. 5.375% 2025	3,750	3,909
HCA Inc. 5.25% 2026	24,500	25,727
HCA Inc. 5.875% 2026	12,000	12,701
HCA Inc. 4.50% 2027	14,500	14,536
Healthsouth Corp. 5.75% 2024	8,675	8,783
Healthsouth Corp. 5.75% 2025	36,590	36,727
IMS Health Holdings, Inc. 5.00% 20264	24,410	24,563

American High-Income Trust — Page 5 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
inVentiv Health, Inc. 7.50% 20244	$50,065	$51,755
inVentiv Health, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.804% 20231,2,3	22,037	22,145
Kindred Healthcare, Inc. 8.00% 2020	22,950	23,438
Kindred Healthcare, Inc. 8.75% 2023	13,000	13,081
Kinetic Concepts, Inc. 7.875% 20214	16,615	17,653
Kinetic Concepts, Inc. 12.50% 20214	127,782	142,157
Mallinckrodt PLC 4.875% 20204	37,965	38,202
Mallinckrodt PLC 5.75% 20224	5,345	5,294
Mallinckrodt PLC 5.625% 20234	11,986	11,447
MEDNAX, Inc. 5.25% 20234	23,243	23,766
Molina Healthcare, Inc. 5.375% 2022	94,347	98,062
Prestige Brands International Inc. 6.375% 20244	14,010	14,781
Quintiles Transnational Corp. 4.875% 20234	21,245	21,643
RegionalCare Hospital Partners Holdings, Inc. 8.25% 20234	10,325	11,068
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)1,2,3,7,8,9,10	64,596	64,273
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.50% 20181,2,3,8,9,10	24,994	24,868
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 20191,2,3,8,9,10	20,825	20,721
Tenet Healthcare Corp. 4.375% 2021	27,963	28,103
Tenet Healthcare Corp. 7.50% 20224	20,040	21,693
Tenet Healthcare Corp. 8.125% 2022	12,335	12,921
Tenet Healthcare Corp. 6.75% 2023	12,030	11,850
Tenet Healthcare Corp., First Lien, 6.25% 2018	3,000	3,163
Tenet Healthcare Corp., First Lien, 4.75% 2020	18,235	18,722
Tenet Healthcare Corp., First Lien, 6.00% 2020	94,115	99,762
Tenet Healthcare Corp., First Lien, 4.50% 2021	32,730	32,894
Valeant Pharmaceuticals International Inc. 7.00% 20204	4,068	3,722
Valeant Pharmaceuticals International Inc. 5.50% 20234	9,625	7,459
Vizient Inc. 10.375% 20244	10,015	11,455
VPI Escrow Corp. 6.75% 20184	31,359	31,477
VPI Escrow Corp. 6.375% 20204	177,728	161,732
VPI Escrow Corp. 7.50% 20214	34,780	30,606
VPI Escrow Corp. 6.50% 20224	27,225	28,076
VPI Escrow Corp. 7.00% 20244	33,500	34,463
VRX Escrow Corp. 5.375% 20204	34,375	30,894
VRX Escrow Corp. 7.25% 20224	9,750	8,361
VRX Escrow Corp. 5.875% 20234	50,160	39,187
VRX Escrow Corp. 6.125% 20254	90,335	69,897
WellCare Health Plans, Inc. 5.25% 2025	15,450	15,971
		2,058,403
Telecommunication services 11.61%
Altice NV 9.875% 20204	4,350	4,591
Altice NV 6.50% 20224	625	657
Altice NV 6.625% 20234	15,460	16,117
Altice NV 5.50% 20264	12,475	12,849
Altice NV 7.50% 20264	9,550	10,171
CenturyLink, Inc. 7.50% 2024	38,620	40,925
CenturyLink, Inc. 5.625% 2025	7,100	6,825
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20204	94,910	97,876
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 7.75% 20254	1,500	1,666
Cincinnati Bell Inc. 7.00% 20244	20,275	21,314
Colorado Buyer Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.00% 20241,2,3	6,750	6,802
Colorado Buyer Inc., Term Loan B, (3-month USD-LIBOR + 7.25%) 8.25% 20251,2,3	12,413	12,471
Columbus International Inc. 7.375% 20214	11,925	12,819

American High-Income Trust — Page 6 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Digicel Group Ltd. 8.25% 20204	$55,400	$47,831
Digicel Group Ltd. 6.00% 20214	10,350	9,457
Digicel Group Ltd. 7.125% 20224	4,200	3,287
Frontier Communications Corp. 8.50% 2020	10,000	10,587
Frontier Communications Corp. 8.875% 2020	34,125	36,130
Frontier Communications Corp. 9.25% 2021	11,175	11,343
Frontier Communications Corp. 8.75% 2022	1,150	1,118
Frontier Communications Corp. 10.50% 2022	120,685	122,797
Frontier Communications Corp. 7.625% 2024	4,923	4,256
Frontier Communications Corp. 11.00% 2025	71,437	69,606
Inmarsat PLC 4.875% 20224	32,290	32,129
Inmarsat PLC 6.50% 20244	22,675	23,554
Intelsat Jackson Holding Co. 7.25% 2019	53,935	51,710
Intelsat Jackson Holding Co. 7.25% 2020	47,175	43,224
Intelsat Jackson Holding Co. 5.50% 2023	24,300	20,078
Level 3 Communications, Inc. 5.125% 2023	14,225	14,581
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.75% 2020 (100% PIK)1,2,3,7	145,689	141,905
MetroPCS Wireless, Inc. 6.25% 2021	45,060	46,468
MetroPCS Wireless, Inc. 6.625% 2023	70,985	75,931
Neptune Finco Corp. (Altice NV) 10.125% 20234	12,350	14,357
Neptune Finco Corp. (Altice NV) 6.625% 20254	18,900	20,601
Neptune Finco Corp. (Altice NV) 10.875% 20254	4,975	5,995
Numericable Group SA 6.00% 20224	7,965	8,284
Numericable Group SA 6.25% 20244	9,875	9,974
Numericable Group SA 7.375% 20264	21,475	22,200
SoftBank Group Corp. 4.50% 20204	60,300	62,184
SoftBank Group Corp. 3.36% 20232,4	23,135	23,193
Sprint Corp. 8.375% 2017	4,425	4,528
Sprint Corp. 9.00% 20184	26,050	28,427
Sprint Corp. 6.90% 2019	19,275	20,624
Sprint Corp. 7.00% 2020	11,000	11,839
Sprint Corp. 7.25% 2021	50,255	54,385
Sprint Corp. 11.50% 2021	75,355	94,947
Sprint Corp. 7.875% 2023	37,195	41,286
Sprint Corp. 7.125% 2024	12,625	13,509
Sprint Corp. 6.875% 2028	21,600	22,869
T-Mobile US, Inc. 6.731% 2022	14,700	15,270
T-Mobile US, Inc. 6.00% 2024	23,750	25,383
T-Mobile US, Inc. 6.375% 2025	26,800	28,944
T-Mobile US, Inc. 6.50% 2026	54,770	60,110
Trilogy International Partners, LLC 13.375% 20194	60,475	61,382
Wind Acquisition SA 4.75% 20204	26,975	27,548
Wind Acquisition SA 7.375% 20214	104,575	109,019
Windstream Holdings, Inc. 7.75% 2021	62,547	61,922
Windstream Holdings, Inc. 7.50% 2022	17,675	17,233
Zayo Group Holdings, Inc. 6.00% 2023	21,800	23,135
Zayo Group Holdings, Inc. 6.375% 2025	24,875	26,943
Zayo Group Holdings, Inc. 5.75% 20274	17,750	18,767
Ziggo Bond Finance BV 5.50% 20274	38,200	38,292
		1,984,225

American High-Income Trust — Page 7 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 10.15%	Principal amount (000)	Value (000)
ADT Corp. 3.50% 2022	$29,125	$28,033
AECOM Technology Corp. 5.125% 20274	18,725	18,819
AerCap Holdings NV 2.75% 2017	5,603	5,610
Aircastle Ltd. 5.00% 2023	14,825	15,640
Alcoa Inc. 5.72% 2019	2,000	2,117
Allison Transmission Holdings, Inc. 5.00% 20244	30,961	31,348
American Airlines, Inc., 5.50% 20194	29,150	30,280
American Builders & Contractors Supply Co. Inc. 5.625% 20214	1,500	1,545
American Builders & Contractors Supply Co. Inc. 5.75% 20234	19,010	19,818
ARAMARK Corp. 5.125% 2024	12,400	13,035
Associated Materials, LLC 9.00% 20244	100,825	107,379
Avianca Holdings SA, 8.375% 20204	5,825	5,802
Bohai Financial Investment Holding Co., Ltd. 5.25% 20224	52,725	55,032
Bohai Financial Investment Holding Co., Ltd. 5.50% 20244	17,475	18,218
Brunswick Rail Finance Ltd. 6.50% 2017	29,251	21,280
Brunswick Rail Finance Ltd. 6.50% 20174	9,651	7,021
Builders FirstSource, Inc. 10.75% 20234	36,565	42,690
Builders FirstSource, Inc. 5.625% 20244	62,295	63,463
CEVA Group PLC 7.00% 20214,8	1,400	1,256
CEVA Group PLC 9.00% 20214,8	14,675	10,493
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20211,2,3,8	9,247	8,181
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.539% 20211,2,3,8	1,633	1,445
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.539% 20211,2,3,8	9,462	8,371
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.539% 20211,2,3,8	13,045	11,540
Cloud Crane LLC, 10.125% 20244	10,865	11,626
Constellis Holdings 9.75% 20204	2,665	2,865
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	162	164
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	162	170
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	1,492	1,587
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20222	1,313	1,387
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20222	1,975	2,063
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20222	1,386	1,480
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20222	149	163
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	80	81
Corporate Risk Holdings LLC 9.50% 20194,8	137,693	146,299
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)4,7,8,9,10	15,698	17,114
Covanta Holding Corp. 5.875% 2024	11,500	11,701
Covanta Holding Corp. 5.875% 2025	20,595	20,685
DAE Aviation Holdings, Inc. 10.00% 20234	109,840	118,353
Deck Chassis Acquisition Inc. 10.00% 20234	65,260	69,991
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 20242	6,811	7,603
Euramax International, Inc. 12.00% 20204	43,400	47,740
FBM Finance, Inc. 8.25% 20214	18,055	19,229
Gardner Denver, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.568% 20201,2,3	2,068	2,066
Gates Global LLC 6.00% 20224	26,035	26,621
Gates Global LLC, Term Loan B, (3-month USD-LIBOR + 3.25%) 4.397% 20211,2,3	5,957	5,976
Hardwoods Acquisition Inc 7.50% 20214	37,090	33,195
HD Supply, Inc. 5.75% 20244	18,375	19,373
HDTFS Inc. 6.75% 2019	8,590	8,611
HDTFS Inc. 5.875% 2020	37,860	36,440
HDTFS Inc. 5.50% 20244	22,885	19,996
IHS Markit Ltd. 4.75% 20254	10,550	10,893
KLX Inc. 5.875% 20224	16,485	17,062
LMI Aerospace Inc. 7.375% 2019	57,516	59,960

American High-Income Trust — Page 8 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
LSC Communications, Inc. 8.75% 20234	$43,745	$45,057
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 20221,2,3,9	23,223	23,571
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20214	34,175	29,989
Ply Gem Industries, Inc. 6.50% 2022	14,320	14,919
Ply Gem Industries, Inc. 6.50% 2022	13,645	14,335
Prime Security Services Borrower, LLC 9.25% 20234	28,600	31,424
PrimeSource Building Products Inc 9.00% 20234	20,211	20,716
R.R. Donnelley & Sons Co. 7.625% 2020	11,750	12,661
R.R. Donnelley & Sons Co. 7.875% 2021	34,325	37,071
R.R. Donnelley & Sons Co. 7.00% 2022	742	757
R.R. Donnelley & Sons Co. 6.50% 2023	22,050	21,499
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 20204	29,803	25,258
Terex Corp. 5.625% 20254	15,375	15,625
TRAC Intermodal 11.00% 2019	5,252	5,544
TransDigm Inc. 5.50% 2020	47,010	47,304
TransDigm Inc. 6.50% 2024	2,000	2,030
TransDigm Inc. 6.50% 2025	11,400	11,528
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	2,731	2,884
United Continental Holdings, Inc. 6.00% 2020	14,150	15,105
United Rentals, Inc. 7.625% 2022	5,308	5,537
United Rentals, Inc. 5.875% 2026	3,500	3,662
United Rentals, Inc. 5.50% 2027	5,000	5,062
Virgin Australia Holdings Ltd. 8.50% 20194	45,305	47,853
Virgin Australia Holdings Ltd. 7.875% 20214	27,125	28,210
Watco Companies 6.375% 20234	9,635	9,828
XPO Logistics, Inc. 6.125% 20234	8,675	9,054
		1,735,393
Materials 9.76%
AK Steel Holding Corp. 7.625% 2020	4,025	4,106
AK Steel Holding Corp. 7.625% 2021	18,550	19,292
AK Steel Holding Corp. 7.50% 2023	2,700	2,943
AK Steel Holding Corp. 7.00% 2027	26,900	26,934
Aleris International, Inc. 7.875% 2020	26,318	26,121
Aleris International, Inc. 9.50% 20214	41,345	44,653
ArcelorMittal 10.60% 2019	13,825	16,315
ArcelorMittal 6.125% 2025	7,000	7,805
ArcelorMittal 7.50% 2041	67,860	76,173
Ardagh Packaging Finance 6.75% 20214	5,485	5,701
Ardagh Packaging Finance 4.25% 20224	19,725	19,966
Ardagh Packaging Finance 6.00% 20254	17,150	17,386
Ashland Inc. 5.50% 20244	7,165	7,541
Avantor Chemical (3-month USD-LIBOR + 4.00%) 5.00% 20241,2,3	7,725	7,793
Avantor Chemical (3-month USD-LIBOR + 8.25%) 9.25% 20251,2,3	10,475	10,530
Ball Corp. 4.375% 2020	17,775	18,686
BHP Billiton Finance Ltd. 6.25% 20754	8,240	8,942
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023	4,820	5,796
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	260	315
BWAY Holding Co., 7.25% 20254	14,500	14,536
CEMEX Finance LLC 9.375% 20224	7,500	8,122
CEMEX SAB de CV 6.50% 20194	1,699	1,797
CEMEX SAB de CV 7.75% 20264	10,475	11,813
CF Industries, Inc. 4.50% 20264	11,025	11,226
CF Industries, Inc. 4.95% 2043	31,255	26,567

American High-Income Trust — Page 9 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
CF Industries, Inc. 5.375% 2044	$5,000	$4,381
Chemours Co. 6.625% 2023	38,433	40,931
Chemours Co. 7.00% 2025	43,595	47,148
Cliffs Natural Resources Inc. 8.25% 20204	80,243	86,963
Cliffs Natural Resources Inc. 4.875% 2021	2,475	2,396
Cliffs Natural Resources Inc. 5.75% 20254	74,735	72,680
Cliffs Natural Resources Inc. 6.25% 2040	5,940	4,841
Crown Holdings, Inc. 4.50% 2023	3,000	3,075
Crown Holdings, Inc. 4.25% 20264	3,000	2,893
Crown Holdings, Inc. 7.375% 2026	2,000	2,305
First Quantum Minerals Ltd. 7.00% 20214	127,653	132,121
First Quantum Minerals Ltd. 7.25% 20224	28,965	29,943
First Quantum Minerals Ltd. 7.50% 20254	72,050	72,951
Flex Acquisition Company, Inc. 6.875% 20254	17,875	18,277
FMG Resources 9.75% 20224	68,840	79,252
Freeport-McMoRan Inc. 6.50% 20204	22,550	23,170
Freeport-McMoRan Inc. 3.55% 2022	30,715	28,642
Freeport-McMoRan Inc. 6.75% 20224	9,650	9,939
Freeport-McMoRan Inc. 3.875% 2023	4,000	3,698
Freeport-McMoRan Inc. 6.875% 20234	5,000	5,188
Freeport-McMoRan Inc. 5.40% 2034	24,575	21,503
Georgia Gulf Corp. 4.625% 2021	23,617	24,406
Georgia Gulf Corp. 4.875% 2023	6,300	6,591
Hexion Inc. 6.625% 2020	5,200	4,797
Hexion Inc. 10.375% 20224	11,900	11,900
Huntsman International LLC 4.875% 2020	23,800	24,930
Kraton Corp. 7.00% 20254	17,000	17,297
Novelis Corp. 6.25% 20244	21,755	22,734
Novelis Corp. 5.875% 20264	29,825	30,496
Olin Corp. 5.125% 2027	15,300	15,597
Owens-Illinois, Inc. 5.00% 20224	3,920	4,047
Owens-Illinois, Inc. 5.875% 20234	24,135	25,583
Owens-Illinois, Inc. 6.375% 20254	14,470	15,492
Paperworks Industries Inc. 9.50% 20194	9,946	8,255
Platform Specialty Products Corp. 10.375% 20214	26,180	29,191
Rayonier Advanced Materials Inc. 5.50% 20244	50,330	45,549
Reynolds Group Inc. 5.75% 2020	44,750	46,093
Reynolds Group Inc. 7.00% 20244	11,245	12,060
Ryerson Inc. 11.00% 20224	90,325	101,841
Sealed Air Corp. 4.875% 20224	5,250	5,490
Smurfit Capital Funding PLC 7.50% 2025	7,965	9,439
Summit Materials, Inc. 8.50% 2022	3,925	4,352
Summit Materials, Inc. 6.125% 2023	12,660	12,976
Teck Resources Ltd. 8.50% 20244	2,775	3,209
Teck Resources Ltd. 5.20% 2042	3,900	3,686
Tembec Industries Inc. 9.00% 20194	6,958	7,167
United States Steel Corp. 7.375% 2020	19,405	20,957
United States Steel Corp. 8.375% 20214	9,020	10,035
Vale Overseas Ltd. 5.875% 2021	9,375	10,070
Vale Overseas Ltd. 6.875% 2039	13,185	14,166
Vale SA 5.625% 2042	2,566	2,437

American High-Income Trust — Page 10 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Zekelman Industries Inc. 9.875% 20234	$17,165	$19,225
Zekelman Industries Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.906% 20211,2,3	4,466	4,533
		1,667,957
Information technology 6.67%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	17,901
Blackboard Inc. 9.75% 20214	415	415
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.023% 20211,2,3	34,594	34,576
BMC Software, Inc. 9.00% 20194,7	14,125	14,160
BMC Software, Inc. 8.125% 20214	82,201	83,229
BMC Software, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 20201,2,3	25,636	25,696
Camelot Finance SA 7.875% 20244	49,900	53,018
Camelot Finance SA, Term Loan B, (3-month USD-LIBOR + 3.75%) 4.75% 20231,2,3	13,711	13,773
Cardtronics Inc 5.50% 20254	24,000	24,360
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.75% 20251,2,3	12,875	12,778
CDW Corp. 5.00% 2025	18,550	18,944
CommScope Holding Co., Inc. 6.00% 20254	3,750	3,947
CommScope Holding Co., Inc. 5.00% 20274	6,650	6,656
Dell Inc. 2.65% 2020	13,150	12,820
Dell Inc. 8.35% 20464	3,745	4,875
EchoStar Corp. 6.625% 20264	29,830	30,576
Ellucian, Inc. 9.00% 20234	14,873	15,691
First Data Corp. 5.375% 20234	17,650	18,422
First Data Corp. 7.00% 20234	89,400	96,105
First Data Corp. 5.00% 20244	29,425	30,050
First Data Corp. 5.75% 20244	1,150	1,191
Gartner, Inc. 5.125% 20254	26,775	27,344
Genesys Telecommunications Laboratories, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.025% 20231,2,3	24,066	24,262
Genesys Telecommunications Laboratories, Inc. 10.00% 20244	29,850	32,537
Gogo Inc. 12.50% 20224	72,275	81,851
Hughes Satellite Systems Corp. 7.625% 2021	9,850	10,897
Infor (US), Inc. 5.75% 20204	18,275	19,069
Infor (US), Inc. 6.50% 2022	37,550	38,774
JDA Software Group, Inc. 7.375% 20244	17,466	18,252
JDA Software Group, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.50% 20231,2,3	5,885	5,927
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.034% 20231,2,3	17,282	17,401
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.284% 20241,2,3	97,260	100,558
Micron Technology, Inc. 7.50% 20234	6,925	7,747
Nuance Communications, Inc. 5.625% 20264	12,000	12,300
NXP BV and NXP Funding LLC 4.125% 20204	7,000	7,289
NXP BV and NXP Funding LLC 4.125% 20214	1,975	2,054
PE Cortes NP Holdings LLC 12.00% 20224,7	15,250	15,984
PE Cortes NP Holdings LLC 9.25% 20244	14,000	15,050
PTC Inc. 6.00% 2024	11,975	12,783
Qorvo, Inc. 6.75% 2023	5,000	5,444
Qorvo, Inc. 7.00% 2025	21,825	24,226
Solera Holdings, Inc. 10.50% 20244	53,450	61,317
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 20231,2,3	10,302	10,366
Symantec Corp 5.00% 20254	34,525	35,369
VeriSign, Inc. 4.625% 2023	4,600	4,675

American High-Income Trust — Page 11 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Western Digital Corp. 7.375% 20234	$17,235	$18,937
Western Digital Corp. 10.50% 2024	8,500	10,030
		1,139,626
Utilities 4.48%
AES Corp. 8.00% 2020	26,875	30,973
AES Corp. 7.375% 2021	56,951	64,639
AES Corp. 4.875% 2023	20,040	20,040
AES Corp. 5.50% 2024	35,835	36,552
AES Corp. 7.75% 20244	14,300	14,450
AES Corp. 5.50% 2025	29,805	30,327
AES Corp. 6.00% 2026	37,160	38,646
AmeriGas Partners, LP 5.50% 2025	25,000	24,938
Calpine Corp. 6.00% 20224	1,775	1,857
Calpine Corp. 5.375% 2023	38,585	39,260
Calpine Corp. 5.50% 2024	955	955
Calpine Corp. 5.875% 20244	28,125	29,777
Calpine Corp. 5.75% 2025	18,365	18,317
Calpine Corp. 5.25% 20264	17,710	18,064
Dominion Resources, Inc. 2.962% 2019	1,500	1,522
Dynegy Finance Inc. 6.75% 2019	21,930	22,643
Dynegy Finance Inc. 7.375% 2022	36,555	36,372
Dynegy Finance Inc. 7.625% 2024	13,765	13,197
Emera Inc. 6.75% 2076	28,725	31,490
Enel Società per Azioni 8.75% 20734	32,112	37,009
NRG Energy, Inc. 6.25% 2022	47,815	49,130
NRG Energy, Inc. 6.625% 2023	4,000	4,113
NRG Energy, Inc. 7.25% 2026	12,450	12,886
NRG Energy, Inc. 6.625% 20274	35,550	35,639
Talen Energy Corp. 6.50% 2018	8,800	9,130
Talen Energy Corp. 4.625% 20194	95,375	97,759
TEX Operations Co. LLC, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.732% 20231,2,3	37,587	37,540
TEX Operations Co. LLC, Term Loan C, (3-month USD-LIBOR + 2.75%) 3.732% 20231,2,3	8,594	8,583
		765,808
Financials 3.90%
Ally Financial Inc. 3.75% 2019	7,000	7,070
Ally Financial Inc. 8.00% 2020	8,825	9,928
Ally Financial Inc. 5.125% 2024	13,875	14,309
Ally Financial Inc. 8.00% 2031	20,000	23,850
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	2,425	2,555
Bank of America Corp., Series DD, 6.30% (undated)	2,870	3,128
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	11,075	11,421
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	11,550	12,055
BNP Paribas, Contingent Convertible, 7.625% (undated)	3,415	3,635
Carlyle Group LP, Term Loan B1, (3-month USD-LIBOR + 3.00%) 4.147% 20241,2,3	13,400	13,484
Carlyle Group LP 6.25% 20254	8,900	9,034
CIT Group Inc. 3.875% 2019	88,360	90,843
CIT Group Inc., Series C, 5.50% 20194	25,350	26,713
Citigroup Inc., Series T, 6.25% (undated)	8,167	8,820
Credit Agricole SA, convertible bonds, 6.625% 2049	2,000	1,981
Credit Agricole SA 8.375% (undated)4	12,875	14,372
Fortress Investment Group LLC 6.75% 20224	16,950	16,929
General Motors Acceptance Corp. 7.50% 2020	8,900	10,018

American High-Income Trust — Page 12 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Icahn Enterprises Finance Corp. 6.25% 20224	$12,400	$12,617
International Lease Finance Corp. 8.25% 2020	5,900	6,977
iStar Financial Inc. 4.00% 2017	30,600	30,753
iStar Financial Inc. 4.875% 2018	31,914	32,233
iStar Financial Inc. 6.50% 2021	8,000	8,240
iStar Financial Inc., Series B, 9.00% 2017	26,665	26,968
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)	23,405	24,283
Liberty Mutual Group Inc., Series A, 7.80% 20874	9,190	10,591
MetLife, Inc. 7.875% 20674	13,950	17,228
MetLife, Inc. 9.25% 20684	500	692
MGIC Investment Corp. 5.75% 2023	15,225	16,100
Navient Corp. 4.875% 2019	48,095	49,358
Navient Corp. 6.50% 2022	13,700	13,837
Navient Corp. 5.50% 2023	23,215	22,257
OneMain Financial Holdings, LLC 6.75% 20194	8,070	8,463
OneMain Financial Holdings, LLC 7.25% 20214	6,755	7,110
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)	4,630	5,183
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)4	15,376	17,375
Société Générale, Contingent Convertible, 7.375% (undated)	3,370	3,431
Springleaf Finance Corp. 8.25% 2020	22,150	24,254
Starwood Property Trust, Inc. 5.00% 20214	15,175	15,782
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)	13,980	14,574
ZFS Finance (USA) Trust V, junior subordinated, 6.50% 20674	17,350	17,372
		665,823
Real estate 2.82%
Communications Sales & Leasing, Inc. 6.00% 20234	30,895	32,131
Communications Sales & Leasing, Inc. 8.25% 2023	23,563	24,977
Communications Sales & Leasing, Inc. 7.125% 20244	22,575	22,970
Crescent Resources 8.875% 20214	15,400	16,093
Crown Castle International Corp. 4.875% 2022	2,350	2,530
CyrusOne Inc., 5.00% 20244	16,050	16,532
Equinix, Inc. 5.75% 2025	5,450	5,791
Equinix, Inc. 5.875% 2026	20,550	21,911
Equinix, Inc. 5.375% 2027	71,010	73,495
Gaming and Leisure Properties, Inc. 4.375% 2021	4,775	4,918
Gaming and Leisure Properties, Inc. 5.375% 2026	8,175	8,461
Howard Hughes Corp. 5.375% 20254	58,075	57,640
Iron Mountain Inc. 6.00% 20204	25,915	27,211
Iron Mountain Inc. 6.00% 2023	3,450	3,648
Iron Mountain Inc. 5.75% 2024	33,800	34,645
iStar Financial Inc. 5.00% 2019	23,300	23,591
iStar Inc. 6.00% 2022	4,000	4,070
Realogy Corp. 4.50% 20194	34,285	35,356
Realogy Corp. 5.25% 20214	6,575	6,871
Realogy Corp. 4.875% 20234	45,900	45,212
SBA Communications Corp. 4.875% 20244	14,525	14,377
		482,430
Consumer staples 1.94%
B&G Foods, Inc. 4.625% 2021	5,250	5,316
B&G Foods, Inc. 5.25% 2025	22,825	23,082
BJ’s Wholesale Club, Term Loan B, (3-month USD-LIBOR + 3.75%) 4.75% 20241,2,3	48,110	47,148
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.50% 20251,2,3	35,570	34,814

American High-Income Trust — Page 13 of 19

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Central Garden & Pet Co. 6.125% 2023	$1,300	$1,378
Chobani, LLC, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.25% 20231,2,3	4,450	4,500
Chobani, LLC 7.50% 20254	26,645	27,411
Constellation Brands, Inc. 6.00% 2022	5,250	5,974
Constellation Brands, Inc. 4.75% 2025	625	674
Cott Beverages Inc. 5.375% 2022	7,000	7,166
Cott Beverages Inc. 5.50% 20254	7,000	7,142
Darling Ingredients Inc. 5.375% 2022	9,250	9,608
Dole Food Co. Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 4.00% 20241,2,3	13,375	13,475
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.482% 20231,2,3	35,900	35,848
Kronos Acquisition Holdings Inc. 9.00% 20234	14,825	15,121
Lamb Weston Holdings, Inc. 4.625% 20244	7,465	7,633
Pinnacle Foods Inc. 5.875% 2024	4,875	5,107
Post Holdings, Inc. 6.00% 20224	5,250	5,545
Post Holdings, Inc. 7.75% 20244	6,475	7,172
Post Holdings, Inc. 5.50% 20254	10,000	10,025
Post Holdings, Inc. 8.00% 20254	8,400	9,471
Post Holdings, Inc. 5.00% 20264	4,410	4,234
Reynolds American Inc. 5.85% 2045	8,750	10,321
Spectrum Brands Inc. 6.625% 2022	3,500	3,706
SUPERVALU Inc. 6.75% 2021	8,250	8,250
TreeHouse Foods, Inc. 6.00% 20244	5,975	6,289
Vector Group Ltd. 6.125% 20254	14,300	14,640
		331,050
Total corporate bonds & notes		15,629,874
U.S. Treasury bonds & notes 0.74% U.S. Treasury 0.74%
U.S. Treasury 1.00% 2018	65,000	64,781
U.S. Treasury 1.125% 202111	50,000	48,562
U.S. Treasury 6.25% 202311	10,000	12,465
Total U.S. Treasury bonds & notes		125,808
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Argentine Republic 21.20% 2018	ARS298,600	20,338
Argentine Republic 18.20% 2021	104,500	7,294
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 21.188% 20223	111,250	7,429
		35,061
Asset-backed obligations 0.10%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20222	$3,725	3,764
Babson CLO Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.24%) 2.279% 20232,3,4	3,202	3,206
Madison Park Funding Ltd., CLO, Series 2012-9A, Class AR, (3-month USD-LIBOR + 1.29%) 2.329% 20222,3,4	6,951	6,954
Magnetite CLO Ltd., Series 2014-9A, Class A1, (3-month USD-LIBOR + 1.42%) 2.458% 20262,3,4	1,586	1,588
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, (3-month USD-LIBOR + 1.28%) 2.332% 20232,3,4	2,351	2,354
		17,866
Total bonds, notes & other debt instruments (cost: $15,525,414,000)		15,808,609
Convertible bonds 0.50% Consumer discretionary 0.15%
DISH DBS Corp. 3.375% 20264	21,025	25,506

American High-Income Trust — Page 14 of 19

unaudited

Convertible bonds Financials 0.08%	Principal amount (000)	Value (000)
Banco Bilbao Vizcaya Argentaria, SA, contingent convertible, 6.75% (undated)	€12,000	$12,836
Information technology 0.06%
Liberty Media Corp., convertible notes, 3.50% 2031	$19,190	10,471
Energy 0.05%
American Energy (Permian Basin), convertible notes, 10% 2022 (100% PIK)4,7	13,195	4,222
Chesapeake Energy Corp. 5.50% 20264	3,860	4,017
		8,239
Miscellaneous 0.16%
Other convertible bonds in initial period of acquisition		28,095
Total convertible bonds (cost: $85,688,000)		85,147
Convertible stocks 0.76% Industrials 0.14%	Shares
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.158%5,8,9,12	47,121	18,849
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.158%5,8,9,12	21,063	5,792
		24,641
Energy 0.13%
Chesapeake Energy Corporation 5.75% convertible preferred	9,000	6,210
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	309,450	6,121
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	98,000	4,888
Anadarko Petroleum Corp. 7.50% convertible preferred 2018, units	93,000	4,045
		21,264
Real estate 0.07%
American Tower Corp. REIT, Series A, convertible preferred	78,000	8,909
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	30,000	3,351
		12,260
Utilities 0.05%
Dominion Resources, Inc., convertible preferred, Series A, units	161,420	8,184
Telecommunication services 0.02%
Frontier Communications Corp., Series A, convertible preferred	70,000	3,448
Miscellaneous 0.35%
Other convertible stocks in initial period of acquisition		59,963
Total convertible stocks (cost: $175,830,000)		129,760
Preferred securities 0.05% Real estate 0.05%
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	365,000	9,285
Total preferred securities (cost: $9,673,000)		9,285

American High-Income Trust — Page 15 of 19

unaudited

Common stocks 1.02% Energy 0.25%	Shares	Value (000)
White Star Petroleum Corp., Class A8,9,10,12	24,665,117	$20,965
Ascent Resources - Utica, LLC, Class A9,10,12	90,532,504	20,279
Southwestern Energy Co.12	76,682	627
Denbury Resources Inc.12	60,000	155
Gener8 Maritime, Inc.12	12,599	71
Petroplus Holdings AG9,10,12	3,360,000	—
		42,097
Information technology 0.19%
Corporate Risk Holdings I, Inc.8,9,10,12	2,380,355	32,063
Corporate Risk Holdings Corp.8,9,10,12	12,035	—
		32,063
Real estate 0.14%
OUTFRONT Media Inc. REIT	660,645	17,540
American Tower Corp. REIT	57,087	6,938
		24,478
Materials 0.12%
Warrior Met Coal, LLC, Class B4,9	45,166	14,679
Warrior Met Coal, LLC, Class A4,9	15,325	4,981
		19,660
Health care 0.09%
Rotech Healthcare Inc.8,9,10,12	1,916,276	15,445
Industrials 0.08%
CEVA Group PLC5,8,9,12	59,168	14,200
Atrium Corp.4,9,10,12	10,987	11
		14,211
Telecommunication services 0.07%
NII Holdings, Inc.8,12	9,853,522	12,810
Consumer discretionary 0.00%
Adelphia Recovery Trust, Series Arahova9,10,12	1,773,964	9
Adelphia Recovery Trust, Series ACC-19,10,12	10,643,283	8
		17
Miscellaneous 0.08%
Other common stocks in initial period of acquisition		13,657
Total common stocks (cost: $380,559,000)		174,438
Rights & warrants 0.01% Utilities 0.01%
Vistra Energy Corp., rights4,9,12,13	837,842	964
Consumer discretionary 0.00%
Liberman Broadcasting, Inc., warrants, expire 20225,9,10,12	10	—

American High-Income Trust — Page 16 of 19

unaudited

Rights & warrants Energy 0.00%	Shares	Value (000)
Gener8 Maritime, Inc., warrants, expire 20174,9,12	19,483	$—
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $6,268,000)		964
Short-term securities 3.97%	Principal amount (000)
Bank of New York Mellon Corp. 0.90% due 4/13/2017	$30,800	30,791
CAFCO, LLC 0.98% due 5/3/20174	50,000	49,959
Chariot Funding, LLC 0.75% due 4/12/20174	50,000	49,986
Chevron Corp. 0.87% due 5/26/20174	50,000	49,933
Ciesco LLC 1.00% due 6/7/20174	50,000	49,900
Coca-Cola Co. 0.92% due 6/21/20174	25,000	24,948
Danaher Corp. 0.75% due 4/5/2017	21,600	21,598
ExxonMobil Corp. 0.74% due 5/5/2017	50,000	49,959
Fannie Mae 0.73% due 5/12/2017	40,000	39,966
Federal Home Loan Bank 0.53%–0.74% due 5/8/2017–6/2/2017	150,000	149,844
General Electric Co. 0.83% due 4/3/2017	19,500	19,499
Qualcomm Inc. 0.80% due 4/11/20174	35,000	34,991
U.S. Treasury Bills 0.62% due 7/27/2017	29,600	29,525
United Parcel Service Inc. 0.63% due 4/4/20174	50,000	49,996
Walt Disney Co. 0.80% due 4/17/20174	27,300	27,290
Total short-term securities (cost: $678,242,000)		678,185
Total investment securities 98.80% (cost: $16,861,674,000)		16,886,388
Other assets less liabilities 1.20%		205,166
Net assets 100.00%		$17,091,554

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation at 3/31/2017 (000)
3-month USD-LIBOR	2.0745%	11/21/2026	$135,000	$3,528	$—	$3,528
3-month USD-LIBOR	2.375%	11/18/2046	15,000	904	—	904
3-month USD-LIBOR	2.587%	12/16/2046	10,000	145	—	145
					$—	$4,577

American High-Income Trust — Page 17 of 19

unaudited

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront payments (000)	Unrealized appreciation at 3/31/2017 (000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$247,000	$(17,784)	$(17,833)	$49

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2017 (000)	Upfront receipts (000)	Unrealized appreciation (depreciation) at 3/31/2017 (000)
5.00%/Quarterly	CDX.NA.HY.21	12/20/2018	$17,100	$1,027	$1,026	$1
5.00%/Quarterly	CDX.NA.HY.22	6/20/2019	27,550	2,001	2,146	(145)
5.00%/Quarterly	CDX.NA.HY.25	12/20/2020	31,360	2,535	1,651	884
5.00%/Quarterly	CDX.NA.HY.27	12/20/2021	49,500	3,896	2,341	1,555
					$7,164	$2,295

1	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,184,402,000, which represented 6.93% of the net assets of the fund.
2	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3	Coupon rate may change periodically.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,217,230,000, which represented 48.08% of the net assets of the fund.
5	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
6	Scheduled interest and/or principal payment was not received.
7	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
8	Represents an affiliated company as defined under the Investment Company Act of 1940.
9	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $343,711,000, which represented 2.01% of the net assets of the fund.
10	Value determined using significant unobservable inputs.
11	A portion of this security was pledged as collateral. The total value of pledged collateral was $17,544,000, which represented .10% of the net assets of the fund.
12	Security did not produce income during the last 12 months.
13	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$161,000	$161,705.95%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 3.158%	5/2/2013-8/22/2014	47,776	18,849.11
CEVA Group PLC	8/22/2014	57,165	14,200.08
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 4.158%	5/2/2013	20,349	5,792.03
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$286,290	$200,546	1.17%

American High-Income Trust — Page 18 of 19

unaudited

Key to abbreviations and symbols
ARS = Argentine pesos
CLO = Collateralized Loan Obligations
€ = Euros
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
USD/$ = U.S. dollars
TBA = To-be-announced

Refer to the fund’s current shareholder report for additional disclosures.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-021-0517O-S54121	American High-Income Trust — Page 19 of 19

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: May 31, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 31, 2017